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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-21558

                         Pioneer Short Term Income Fund
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  August 31

Date of reporting period:  November 30, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in
ss. 210.12-12  12-14 of Regulation S-X [17 CFR 210.12-12  12-14]. The
schedules need not be audited.

 Pioneer Short Term Income Fund

 Schedule of Investments 11/28/14 (unaudited)

 Principal Amount ($)

 Floating

 Rate (b)

 (unaudited)

 Value

 PREFERRED STOCKS - 0.1%

 Insurance - 0.1%

 Reinsurance - 0.1%

 700,000

 Pangaea Re., 7/1/18 (Cat Bond) (d)

 $

 738,360

 Total Insurance

 $

 738,360

 TOTAL PREFERRED STOCKS

 (Cost $702,100)

 $

 738,360

 ASSET BACKED SECURITIES - 16.1%

 719,552

 0.35

 321 Henderson Receivables I LLC, Floating Rate Note, 6/15/41 (144A)

 $

 701,203

 240,000

 0.56

 Accredited Mortgage Loan Trust 2005-2, Floating Rate Note, 7/25/35

 235,179

 50,299

 6.50

 ACE Securities Corp. Manufactured Housing Trust Series 2003-MH1, Floating Rate Note, 8/15/30 (144A)

 50,285

 251,615

 0.43

 Aegis Asset Backed Securities Trust 2005-5, Floating Rate Note, 12/25/35

 247,867

 476,191

 0.88

 Aegis Asset Backed Securities Trust Mortgage Pass- Through Ctfs Series 2004-3, Floating Rate Note, 9/25/34

 467,839

 155,042

 1.26

 Aegis Asset Backed Securities Trust Mortgage Pass- Through Ctfs Series 2004-3, Floating Rate Note, 9/25/34

 153,086

 125,558

 0.53

 Aegis Asset Backed Securities Trust Mortgage Pass-Through Ctfs Ser 2005-4, Floating Rate Note, 10/25/35

 123,406

 150,000

 Ally Auto Receivables Trust 2010-5, 2.45%, 6/15/16 (144A)

 150,129

 425,038

 0.36

 Ally Auto Receivables Trust 2014-SN1, Floating Rate Note, 10/20/16

 424,726

 356,976

 Alterna Funding I LLC, 1.639%, 2/15/21 (144A)

 356,530

 11,546

 American Credit Acceptance Receivables Trust 2013-1, 1.45%, 4/16/18 (144A)

 11,559

 70,030

 American Credit Acceptance Receivables Trust 2013-2, 1.32%, 2/15/17 (144A)

 70,094

 235,946

 American Credit Acceptance Receivables Trust 2014-1, 1.14%, 3/12/18 (144A)

 236,062

 309,777

 American Credit Acceptance Receivables Trust 2014-2, 0.99%, 10/10/17 (144A)

 309,556

 339,876

 American Credit Acceptance Receivables Trust 2014-3, 0.99%, 8/10/18 (144A)

 339,717

 41,438

 American Credit Acceptance Receivables Trust, 1.64%, 11/15/16 (144A)

 41,466

 760,000

 0.95

 American Express Credit Account Secured Note Trust 2012-4, Floating Rate Note, 5/15/20 (144A)

 764,220

 100,000

 AmeriCredit Automobile Receivables Trust 2010-4, 6.4%, 4/9/18 (144A)

 100,639

 100,000

 AmeriCredit Automobile Receivables Trust 2011-3, 4.04%, 7/10/17

 102,057

 294,871

 AmeriCredit Automobile Receivables Trust 2011-5, 2.45%, 12/8/16

 295,699

 500,000

 AmeriCredit Automobile Receivables Trust 2012-4, 3.82%, 2/10/20 (144A)

 515,118

 150,000

 AmeriCredit Automobile Receivables Trust 2013-1, 1.57%, 1/8/19

 150,013

 163,346

 AmeriCredit Automobile Receivables Trust 2013-4, 0.74%, 11/8/16

 163,406

 500,000

 AmeriCredit Automobile Receivables Trust 2013-4, 3.31%, 10/8/19

 510,834

 380,000

 0.44

 AmeriCredit Automobile Receivables Trust 2014-2, Floating Rate Note, 10/10/17

 379,799

 646,157

 0.49

 Ameriquest Mortgage Securities, Inc., Asset Backed Pass-Through Ctfs Series 2005-R11, Floating Rate Note, 1/25/36

 633,643

 83,145

 3.91

 Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Ctfs Series 03-AR3, Floating Rate Note, 6/25/33

 85,375

 314,542

 0.61

 Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Ctfs Series 2005-R1, Floating Rate Note, 3/25/35

 313,685

 13,661

 0.36

 Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Ctfs Series 2005-R6, Floating Rate Note, 8/25/35

 13,627

 489,932

 Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Ctfs Series 2005-R9, 4.627277%, 11/25/35 (Step)

 487,139

 207,404

 0.71

 AMRESCO Residential Securities Corp Mortgage Loan Trust 1997-3, Floating Rate Note, 9/25/27

 198,233

 152,491

 0.70

 ARI Fleet Lease Trust 2012-A, Floating Rate Note, 3/15/20 (144A)

 152,614

 91,333

 Ascentium Equipment Receivables 2012-1 LLC, 1.83%, 9/15/19 (144A)

 91,317

 400,000

 Ascentium Equipment Receivables 2014-1 LLC, 1.04%, 1/10/17 (144A)

 400,284

 700,000

 Ascentium Equipment Receivables 2014-1 LLC, 3.1%, 6/10/21 (144A)

 707,201

 666,725

 3.68

 Asset Backed Securities Corp Home Equity Loan Trust Series 2003-HE1, Floating Rate Note, 1/15/33

 677,085

 498,252

 0.88

 Asset Backed Securities Corp Home Equity Loan Trust Series 2004-HE6, Floating Rate Note, 9/25/34

 492,137

 116,271

 0.86

 Asset Backed Securities Corp Home Equity Loan Trust Series 2005-HE3, Floating Rate Note, 4/25/35

 114,722

 59,032

 0.36

 Asset Backed Securities Corp Home Equity Loan Trust Series AEG 2006-HE1, Floating Rate Note, 1/25/36

 56,185

 399,955

 AXIS Equipment Finance Receivables II LLC, 3.81%, 12/20/16

 401,795

 699,922

 AXIS Equipment Finance Receivables II LLC, 4.94%, 7/20/18 (144A)

 707,768

 500,000

 0.49

 Barclays Dryrock Issuance Trust, Floating Rate Note, 3/16/20

 500,154

 92,788

 0.78

 Bayview Financial Acquisition Trust, Floating Rate Note, 5/28/44

 92,580

 219,546

 4.91

 Bayview Financial Asset Trust 2003-A, Floating Rate Note, 2/25/33 (144A)

 221,504

 1,650,000

 0.66

 Bayview Financial Mortgage Pass-Through Trust 2005-C, Floating Rate Note, 6/28/44

 1,639,163

 121,181

 0.51

 Bayview Financial Mortgage Pass-Through Trust 2006-A, Floating Rate Note, 2/28/41

 120,831

 271,532

 0.46

 Bayview Financial Mortgage Pass-Through Trust 2006-B, Floating Rate Note, 4/28/36

 263,602

 38,047

 0.43

 Bayview Financial Mortgage Pass-Through Trust 2006-B, Floating Rate Note, 4/28/36

 36,922

 420,972

 0.61

 Bayview Financial Mortgage Pass-Through Trust Series 2005-B, Floating Rate Note, 4/28/39

 416,512

 342,666

 Bayview Opportunity Master Fund Trust IIIa 2014-12RPL, 3.6225%, 7/28/19 (Step) (144A)

 343,732

 58,581

 BCMSC Trust 1998-A, 6.65%, 4/15/28

 58,829

 550,291

 0.66

 Bear Stearns Asset Backed Securities I Trust 2005-FR1, Floating Rate Note, 6/25/35

 541,555

 28,811

 0.87

 Bear Stearns Asset Backed Securities I Trust 2005-HE6, Floating Rate Note, 6/25/35

 28,800

 69,229

 1.35

 Bear Stearns Asset Backed Securities Trust 2004-2, Floating Rate Note, 8/25/34

 69,550

 226,074

 0.65

 Bear Stearns Asset Backed Securities Trust 2006-SD2, Floating Rate Note, 6/25/36

 222,119

 202,106

 0.90

 Bear Stearns Asset Backed Securities Trust, Floating Rate Note, 2/25/35

 201,885

 228,896

 1.16

 Bear Stearns Structured Products Trust 2007-EMX1, Floating Rate Note, 3/25/37 (144A)

 224,107

 3,711

 Bush Truck Leasing LLC, 5.0%, 9/25/18 (144A)

 3,695

 82,058

 California Republic Auto Receivables Trust 2012-1, 1.18%, 8/15/17 (144A)

 82,365

 111,832

 0.59

 Capital Auto Receivables Asset Trust 2013-3, Floating Rate Note, 11/20/15

 111,844

 413,000

 Capital Auto Receivables Asset Trust/ Ally, 1.74%, 10/22/18

 414,200

 125,000

 Capital Auto Receivables Asset Trust/ Ally, 2.19%, 9/20/21

 125,318

 300,000

 0.33

 Capital One Multi-Asset Execution Trust, Floating Rate Note, 2/15/19

 299,988

 194,500

 CarMax Auto Owner Trust 2012-1, 0.89%, 9/15/16

 194,704

 540,000

 CarMax Auto Owner Trust 2013-3, 2.15%, 5/15/19

 545,042

 797,266

 0.89

 Carrington Mortgage Loan Trust Series 2005-NC1, Floating Rate Note, 2/26/35

 796,432

 1,065,750

 0.34

 Carrington Mortgage Loan Trust Series 2006-OPT1, Floating Rate Note, 12/25/35

 1,031,585

 406,458

 0.78

 CDC Mortgage Capital Trust 2002-HE1, Floating Rate Note, 1/25/33

 375,527

 621,778

 Centerpoint Energy Transition Bond Co. II LLC, 5.17%, 8/1/19

 655,822

 563,487

 Centex Home Equity Loan Trust 2005-B, 4.893%, 3/25/33 (Step)

 563,853

 131,029

 0.70

 Chase Funding Trust Series 2003-3, Floating Rate Note, 4/25/33

 128,585

 237,572

 Chase Funding Trust Series 2003-6, 4.277%, 11/27/34 (Step)

 240,588

 300,000

 Chase Issuance Trust, 0.59%, 8/15/17

 300,206

 750,000

 0.36

 Chase Issuance Trust, Floating Rate Note, 4/16/18

 749,481

 750,000

 0.28

 Chase Issuance Trust, Floating Rate Note, 8/15/17

 749,486

 750,000

 0.58

 Chesapeake Funding LLC, Floating Rate Note, 3/7/26

 749,470

 115,770

 0.61

 Chesapeake Funding LLC, Floating Rate Note, 5/7/24 (144A)

 115,947

 250,000

 2.01

 Chesapeake Funding LLC, Floating Rate Note, 5/7/24 (144A)

 251,511

 500,000

 Citibank Credit Card Issuance Trust, 4.85%, 3/10/17

 506,254

 500,000

 Citibank Credit Card Issuance Trust, 5.1%, 11/20/17

 522,274

 800,000

 0.25

 Citibank Credit Card Issuance Trust, Floating Rate Note, 4/24/17

 799,314

 564,397

 0.36

 Citigroup Mortgage Loan Trust 2006-SHL1, Floating Rate Note, 11/25/46 (144A)

 544,939

 62,715

 1.18

 Citigroup Mortgage Loan Trust, Inc., Floating Rate Note, 11/25/34

 57,914

 429,900

 0.91

 Citigroup Mortgage Loan Trust, Inc., Floating Rate Note, 5/25/35 (144A)

 416,697

 41,727

 CNH Equipment Trust 2012-C, 0.57%, 12/15/17

 41,753

 450,000

 CNH Equipment Trust 2013-A, 0.69%, 6/15/18

 449,900

 525,000

 0.75

 CNH Wholesale Master Note Trust, Floating Rate Note, 8/15/19 (144A)

 526,180

 600,000

 2.05

 Colony American Homes 2014-2, Floating Rate Note, 7/19/31 (144A)

 579,307

 199,211

 Conseco Finance Corp., 7.55%, 4/15/32 (Step)

 202,144

 811,647

 1.65

 Conseco Finance Home Equity Loan Trust 2002-C, Floating Rate Note, 4/15/32

 796,161

 16,283

 0.53

 Countrywide Asset-Backed Certificates, Floating Rate Note, 1/25/36

 16,276

 208,518

 0.34

 Countrywide Asset-Backed Certificates, Floating Rate Note, 10/25/34

 203,084

 81,745

 0.75

 Countrywide Asset-Backed Certificates, Floating Rate Note, 11/25/35

 80,679

 346,796

 5.06

 Countrywide Asset-Backed Certificates, Floating Rate Note, 12/25/35

 352,286

 384,528

 1.06

 Countrywide Asset-Backed Certificates, Floating Rate Note, 3/25/35

 381,057

 92,720

 0.98

 Countrywide Asset-Backed Certificates, Floating Rate Note, 5/25/35

 92,373

 900,000

 0.78

 Countrywide Asset-Backed Certificates, Floating Rate Note, 6/25/33 (144A)

 865,636

 525,976

 0.71

 Countrywide Asset-Backed Certificates, Floating Rate Note, 9/25/34 (144A)

 499,673

 395,704

 CPS Auto Receivables Trust 2013-A, 1.89%, 6/15/20 (144A)

 397,936

 83,630

 CPS Auto Receivables Trust 2013-B, 1.82%, 9/15/20 (144A)

 83,933

 149,269

 CPS Auto Receivables Trust 2014-A, 1.21%, 8/15/18

 149,363

 311,462

 Credit Acceptance Auto Loan Trust 2012-2, 1.52%, 3/16/20 (144A)

 312,244

 1,000,000

 Credit Acceptance Auto Loan Trust 2013-2, 1.5%, 4/15/21 (144A)

 1,003,554

 1,000,000

 Credit Acceptance Auto Loan Trust 2014-2, 2.67%, 9/15/22 (144A)

 1,007,804

 391,667

 Cronos Containers Program I, Ltd., 3.81%, 9/18/27 (144A)

 391,920

 40,630

 5.15

 CWABS Asset-Backed Certificates Trust 2005-1, Floating Rate Note, 2/25/33

 40,995

 42,751

 0.60

 CWABS Asset-Backed Certificates Trust 2005-1, Floating Rate Note, 6/25/35

 42,742

 211,828

 1.06

 CWABS Inc Asset-Backed Certificates Trust 2004-6, Floating Rate Note, 11/25/34

 209,896

 154,243

 0.94

 CWABS Inc Asset-Backed Certificates Trust 2004-6, Floating Rate Note, 11/25/34

 152,702

 750,000

 Dell Equipment Finance Trust 2014-1, 2.68%, 6/22/20 (144A)

 754,352

 455,736

 Diamond Resorts Owner Trust 2013-2, 2.62%, 5/20/26 (144A)

 459,241

 30,725

 Direct Capital Funding V LLC, 1.673%, 12/20/17 (144A)

 30,737

 750,000

 Direct Capital Funding V LLC, 4.83%, 11/20/20 (144A)

 765,088

 500,000

 Discover Card Execution Note Trust, 0.81%, 8/15/17

 500,445

 600,000

 0.33

 Discover Card Execution Note Trust, Floating Rate Note, 10/15/18

 599,581

 332,740

 3.08

 Drug Royalty II LP 2, Floating Rate Note, 7/15/23 (144A)

 334,739

 351,670

 DT Auto Owner Trust 2013-1, 1.67%, 2/15/19 (144A)

 352,130

 506,625

 1.06

 Ellington Loan Acquisition Trust 2007-1, Floating Rate Note, 5/26/37 (144A)

 498,948

 275,259

 0.63

 Encore Credit Receivables Trust 2005-3, Floating Rate Note, 10/25/35

 274,565

 377,872

 0.89

 Equity One Mortgage Pass-Through Trust 2003-1, Floating Rate Note, 8/25/33

 371,664

 460,229

 4.14

 Equity One Mortgage Pass-Through Trust 2004-1, Floating Rate Note, 4/25/34

 468,202

 486,710

 4.62

 Equity One Mortgage Pass-Through Trust 2004-2, Floating Rate Note, 7/25/34

 495,352

 213,454

 0.47

 Equity One Mortgage Pass-Through Trust 2004-3, Floating Rate Note, 7/25/34

 183,736

 304,087

 Exeter Automobile Receivables Trust 2014-2, 1.06%, 8/15/18

 303,778

 452,469

 2.16

 Fannie Mae Connecticut Avenue Securities, Floating Rate Note, 10/25/23

 454,598

 251,800

 Federal Home Loan Banks, 2.9%, 4/20/17

 260,559

 193,969

 0.46

 FHLMC Structured Pass Through Securities, Floating Rate Note, 12/25/29

 189,866

 118,741

 1.23

 Fieldstone Mortgage Investment Trust Series 2005-1, Floating Rate Note, 3/25/35

 118,616

 301,017

 1.66

 First Franklin Mortgage Loan Trust 2002-FFA, Floating Rate Note, 9/25/32

 292,847

 434,016

 1.46

 First Franklin Mortgage Loan Trust 2003-FFC, Floating Rate Note, 11/25/32

 413,499

 543,028

 0.67

 First Franklin Mortgage Loan Trust 2005-FFH3, Floating Rate Note, 9/25/35

 534,693

 47,233

 First Investors Auto Owner Trust 2012-2, 1.47%, 5/15/18 (144A)

 47,339

 55,000

 First Investors Auto Owner Trust 2013-1, 1.81%, 10/15/18 (144A)

 55,339

 200,000

 First Investors Auto Owner Trust 2013-1, 2.02%, 1/15/19 (144A)

 199,948

 557,741

 First Investors Auto Owner Trust 2013-2, 1.23%, 3/15/19 (144A)

 559,002

 300,000

 First Investors Auto Owner Trust 2013-3, 2.32%, 10/15/19 (144A)

 302,906

 600,000

 First Investors Auto Owner Trust 2014-2, 0.86%, 8/15/18 (144A)

 599,302

 1,110,972

 0.56

 First NLC Trust 2005-2, Floating Rate Note, 9/25/35

 1,104,936

 363,250

 0.62

 Flagstar Home Equity Loan Trust 2005-1, Floating Rate Note, 6/25/18 (144A)

 360,066

 48,791

 Ford Credit Auto Owner Trust 2013-C, 0.55%, 4/15/16

 48,793

 100,000

 Ford Credit Auto Owner Trust 2013-D, 1.54%, 3/15/19

 99,918

 142,046

 Ford Credit Auto Owner Trust 2014-A, 0.48%, 11/15/16

 142,042

 200,000

 Ford Credit Auto Owner Trust, 2.27%, 1/15/17

 202,867

 606,153

 1.61

 Freddie Mac Structured Agency Credit Risk Debt Notes, Floating Rate Note, 11/25/23

 603,427

 1,403,193

 1.51

 Freddie Mac Structured Agency Credit Risk Debt Notes, Floating Rate Note, 8/25/24

 1,400,353

 156,490

 0.52

 GE Business Loan Trust 2003-2 REMICS, Floating Rate Note, 11/15/31 (144A)

 150,420

 426,318

 0.44

 GE Business Loan Trust 2004-1, Floating Rate Note, 5/15/32 (144A)

 412,792

 759,793

 0.33

 GE Business Loan Trust 2006-2, Floating Rate Note, 11/15/34 (144A)

 722,931

 256,000

 0.60

 GE Dealer Floorplan Master Note Trust, Floating Rate Note, 10/20/17

 256,104

 1,220,000

 0.56

 GE Dealer Floorplan Master Note Trust, Floating Rate Note, 4/20/18

 1,223,314

 92,688

 GE Equipment Small Ticket LLC Series 2013-1, 0.73%, 1/25/16 (144A)

 92,791

 9,411

 GE Equipment Transportation LLC Series 2013-1, 0.5%, 11/24/15

 9,411

 294,226

 GE Equipment Transportation LLC Series 2013-2, 0.61%, 6/24/16

 294,467

 858,297

 GLC Trust 2013-1, 3.0%, 7/15/21 (144A)

 852,932

 500,327

 Global Container Assets 2013-1, Ltd., 2.2%, 11/5/28 (144A)

 505,370

 1,235,971

 GMAT 2013-1 Trust, 3.9669%, 8/25/53 (Step)

 1,243,437

 500,000

 1.00

 Gracechurch Card Funding Plc, Floating Rate Note, 5/15/19 (144A)

 504,915

 300,000

 0.85

 Gracechurch Card Funding Plc, Floating Rate Note, 6/15/17 (144A)

 300,568

 127,417

 0.83

 GreenPoint Mortgage Funding Trust 2005-HE1, Floating Rate Note, 9/25/34

 126,776

 129,568

 0.41

 GSAA Home Equity Trust 2005-11, Floating Rate Note, 10/25/35

 128,008

 516,861

 0.95

 GSAA Trust, Floating Rate Note, 6/25/35

 512,304

 336,808

 0.59

 GSAA Trust, Floating Rate Note, 6/25/35

 315,699

 106,764

 0.91

 GSAMP Trust 2005-HE1, Floating Rate Note, 12/25/34

 104,278

 450,037

 0.45

 GSAMP Trust 2006-SEA1, Floating Rate Note, 5/25/36 (144A)

 444,770

 251,104

 1.51

 GSRPM Mortgage Loan Trust 2003-2, Floating Rate Note, 6/25/33

 241,212

 174,329

 0.46

 GSRPM Mortgage Loan Trust 2006-1, Floating Rate Note, 3/25/35 (144A)

 169,526

 181,194

 0.46

 GSRPM Mortgage Loan Trust 2006-2, Floating Rate Note, 9/25/36 (144A)

 171,490

 39,095

 Hercules Capital Funding Trust 2012-1, 3.32%, 12/16/17 (144A)

 39,315

 300,000

 0.56

 Hertz Fleet Lease Funding LP, Floating Rate Note, 4/10/28 (144A)

 300,100

 675,100

 Hilton Grand Vacations Trust 2014-A, 2.07%, 11/25/26 (144A)

 667,247

 1,250,000

 HLSS Servicer Advance Receivables Trust, 1.2437%, 1/17/45 (e)

 1,249,000

 1,706,000

 HLSS Servicer Advance Receivables Trust, 1.4953%, 1/16/46 (144A)

 1,694,058

 250,000

 HLSS Servicer Advance Receivables Trust, 1.7436%, 1/16/46 (144A)

 250,312

 350,000

 HLSS Servicer Advance Receivables Trust, 4.94%, 10/15/45 (144A)

 355,740

 14,364

 0.81

 Home Equity Asset Trust 2005-3, Floating Rate Note, 8/25/35

 14,350

 71,194

 0.33

 Home Equity Asset Trust 2006-4, Floating Rate Note, 8/25/36

 69,801

 406,736

 0.27

 Home Equity Asset Trust 2006-8, Floating Rate Note, 3/25/37

 400,438

 350,983

 1.30

 Home Equity Mortgage Trust 2005-2, Floating Rate Note, 7/25/35

 347,504

 267,948

 Home Equity Mortgage Trust, 5.821%, 4/25/35 (Step)

 274,292

 92,557

 Home Loan Trust 2003-HI1, 5.77%, 4/25/28 (Step)

 95,462

 228,526

 0.58

 HomeBanc Mortgage Trust 2005-2, Floating Rate Note, 5/25/25

 227,060

 417,409

 0.62

 Homestar Mortgage Acceptance Corp., Floating Rate Note, 1/25/35

 415,315

 95,140

 Honda Auto Receivables 2012-2 Owner Trust, 0.7%, 2/16/16

 95,194

 285,000

 Honda Auto Receivables 2013-2 Owner Trust, 0.53%, 2/16/17

 285,073

 264,380

 Horizon Funding Trust 2013-1, 3.0%, 5/15/18 (144A)

 265,537

 1,651,481

 0.40

 HSBC Home Equity Loan Trust USA 2006-3, Floating Rate Note, 3/20/36

 1,638,170

 114,520

 0.35

 HSI Asset Securitization Corp. Trust 2006-OPT1, Floating Rate Note, 12/25/35

 112,089

 500,000

 Hyundai Auto Receivables Trust 2014-B, 2.1%, 11/15/19

 502,886

 81,612

 1.15

 Hyundai Capital Auto Funding VIII, Ltd., Floating Rate Note, 9/20/16 (144A)

 81,636

 600,000

 1.75

 Invitation Homes 2014-SFR2 Trust, Floating Rate Note, 9/18/31 (144A)

 592,125

 126,583

 Irwin Home Equity Loan Trust 2005-1, 5.32%, 6/25/35 (Step)

 124,422

 576,651

 1.66

 Irwin Whole Loan Home Equity Trust 2003-C, Floating Rate Note, 6/25/28

 570,200

 133,634

 3.16

 Irwin Whole Loan Home Equity Trust 2003-C, Floating Rate Note, 6/25/28

 133,686

 201,586

 4.66

 Irwin Whole Loan Home Equity Trust 2003-D, Floating Rate Note, 11/25/28

 200,334

 984,924

 0.63

 Irwin Whole Loan Home Equity Trust 2005-B, Floating Rate Note, 12/25/29

 964,509

 42,995

 0.50

 IXIS Real Estate Capital Trust 2005-HE4, Floating Rate Note, 2/25/36

 42,138

 194,377

 0.30

 JP Morgan Mortgage Acquisition Trust 2006-ACC1, Floating Rate Note, 5/25/36

 191,286

 195,000

 Leaf Receivables Funding 8 LLC, 1.55%, 11/15/17 (144A)

 195,589

 311,966

 Leaf Receivables Funding 8 LLC, 2.67%, 9/15/20 (144A)

 313,894

 911,633

 0.60

 Lehman ABS Manufactured Housing Contract Trust 2002-A, Floating Rate Note, 6/15/33

 887,182

 695,712

 0.40

 Lehman Brothers Small Balance Commercial, Floating Rate Note, 2/25/30 (144A)

 637,812

 409,096

 2.41

 Madison Avenue Manufactured Housing Contract Trust 2002-A, Floating Rate Note, 3/25/32

 408,865

 435,017

 Marriott Vacation Club Owner Trust 2012-1, 3.5%, 5/20/30 (144A)

 448,270

 5,944

 0.53

 Mastr Asset Backed Securities Trust 2005-WF1, Floating Rate Note, 6/25/35

 5,917

 61,241

 0.83

 Mastr Asset Backed Securities Trust 2005-WMC1, Floating Rate Note, 3/25/35

 61,035

 630,780

 0.39

 Mastr Asset Backed Securities Trust 2006-AB1 REMICS, Floating Rate Note, 2/25/36

 626,119

 205,217

 0.35

 Mastr Asset Backed Securities Trust 2006-NC1, Floating Rate Note, 1/25/36

 202,117

 302,493

 0.46

 Mastr Specialized Loan Trust, Floating Rate Note, 1/25/36 (144A)

 293,883

 558,847

 0.62

 Morgan Stanley ABS Capital I Inc Trust 2004-SD3, Floating Rate Note, 6/25/34 (144A)

 559,348

 239,346

 0.89

 Morgan Stanley ABS Capital I Inc Trust 2005-WMC5, Floating Rate Note, 6/25/35

 237,878

 389,040

 0.78

 Morgan Stanley ABS Capital I, Inc. Trust 2005-NC2, Floating Rate Note, 3/25/35

 384,885

 691,218

 0.48

 Morgan Stanley Home Equity Loan Trust 2005-4, Floating Rate Note, 9/25/35

 676,225

 170,867

 0.66

 Motor 2013-1 Plc, Floating Rate Note, 2/25/21 (144A)

 171,075

 735,316

 MVW Owner Trust 2014-1, 2.7%, 9/20/31 (144A)

 733,180

 500,000

 Nations Equipment Finance Funding II LLC, 3.276%, 1/22/19 (144A)

 500,000

 550,000

 Nationstar Agency Advance Funding Trust 2013-T1A, 0.997%, 2/15/45 (144A)

 549,692

 510,000

 0.83

 Navistar Financial Dealer Note Master Trust, Floating Rate Note, 1/25/18 (144A)

 510,059

 650,000

 Navitas Equipment Receivables LLC 2013-1, 3.63%, 2/15/17

 650,705

 750,000

 1.65

 NCF Dealer Floorplan Master Trust, Floating Rate Note, 10/20/20 (144A)

 749,356

 334,713

 0.85

 New Century Home Equity Loan Trust 2005-1, Floating Rate Note, 3/25/35

 334,987

 162,138

 0.42

 Nissan Auto Lease Trust 2013-B, Floating Rate Note, 1/15/16

 162,149

 560,000

 1.73

 NovaStar Mortgage Funding Trust Series 2004-3, Floating Rate Note, 12/25/34

 530,618

 1,457,000

 1.81

 NovaStar Mortgage Funding Trust Series 2004-4, Floating Rate Note, 3/25/35

 1,431,065

 114,362

 1.24

 NovaStar Mortgage Funding Trust Series 2004-4, Floating Rate Note, 3/25/35

 114,354

 388,671

 Oak Hill Advisors Residential Loan Trust 2014-NPL1, 2.8828%, 5/25/54 (Step) (144A)

 388,887

 490,354

 0.42

 Option One Mortgage Loan Trust 2005-4 Asset-Backed Certificates Series 2005-4, Floating Rate Note, 11/25/35

 483,112

 255,924

 1.28

 Option One Woodbridge Loan Trust 2002-1, Floating Rate Note, 3/25/32 (144A)

 253,018

 286,781

 Orange Lake Timeshare Trust 2012-A, 4.87%, 3/10/27 (144A)

 294,850

 241,812

 5.91

 Origen Manufactured Housing Contract Trust 2004-A, Floating Rate Note, 1/15/35

 255,240

 375,063

 5.46

 Origen Manufactured Housing Contract Trust 2004-B, Floating Rate Note, 11/15/35

 384,347

 232,386

 5.41

 Origen Manufactured Housing Contract Trust 2005-A, Floating Rate Note, 6/15/36

 238,882

 700,000

 Oscar US Funding Trust 2014-1, 1.0%, 8/15/17 (144A)

 695,787

 797,693

 1.28

 Park Place Securities Inc Asset-Backed Pass-Through Certificates Series 2004-MHQ, Floating Rate Note, 12/25/34

 798,730

 50,427

 1.09

 Park Place Securities, Inc. Asset-Backed Pass-Through Certificates Series 2004-WCW2, Floating Rate Note, 10/25/34

 50,419

 557,691

 0.53

 Park Place Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-WHQ4, Floating Rate Note, 9/25/35

 554,059

 15,369

 0.91

 People's Choice Home Loan Securities Trust Series 2005-3, Floating Rate Note, 8/25/35

 15,338

 750,000

 0.75

 PFS Financing Corp., Floating Rate Note, 2/15/19 (144A)

 751,568

 311,184

 PFS Tax Lien Trust 2014-1, 1.44%, 5/15/29

 312,073

 502,368

 Popular ABS Mortgage Pass-Through Trust 2004-4, 5.181%, 9/25/34 (Step)

 480,111

 1,000,000

 Progreso Receivables Funding I LLC, 4.0%, 7/9/18 (144A)

 1,007,500

 1,370,000

 Progreso Receivables Funding II LLC, 3.5%, 7/8/19 (144A)

 1,370,856

 1,000,000

 2.40

 Progress Residential 2014-SFR1 Trust, Floating Rate Note, 10/17/31 (144A)

 973,942

 1,015,477

 0.82

 Quest Trust REMICS, Floating Rate Note, 3/25/34 (144A)

 987,821

 321,450

 1.11

 RAAC Series 2005-RP1 Trust, Floating Rate Note, 7/25/37 (144A)

 317,426

 177,803

 0.81

 RAAC Series 2005-RP2 Trust, Floating Rate Note, 6/25/35 (144A)

 177,964

 388,272

 0.41

 RAAC Series 2006-RP2 Trust, Floating Rate Note, 2/25/37 (144A)

 383,321

 427,449

 5.06

 RAMP Series 2003-RS9 Trust, Floating Rate Note, 10/25/33

 420,468

 316,832

 1.09

 RAMP Series 2004-RS11 Trust, Floating Rate Note, 11/25/34

 312,326

 158,112

 0.66

 RAMP Series 2005-RS6 Trust, Floating Rate Note, 6/25/35

 156,385

 6,753

 0.64

 RASC Series 2005-EMX2 Trust, Floating Rate Note, 7/25/35

 6,743

 141,845

 2.40

 RFSC Series 2004-RP1 Trust, Floating Rate Note, 11/25/42 (144A)

 140,685

 320,953

 Santander Drive Auto Receivables Trust 2011-2, 3.28%, 6/15/16

 322,168

 125,000

 Santander Drive Auto Receivables Trust 2012-5, 2.7%, 8/15/18

 127,454

 363,647

 0.71

 SASCO Mortgage Loan Trust 2005-GEL1, Floating Rate Note, 12/25/34

 353,667

 157,207

 0.71

 SASCO Mortgage Loan Trust 2005-GEL2, Floating Rate Note, 4/25/35

 155,152

 92,010

 2.63

 SASCO Mortgage Pass-Through Certificates Series 2004-S4, Floating Rate Note, 12/25/34

 91,921

 471,000

 0.62

 Saxon Asset Securities Trust 2005-3, Floating Rate Note, 11/25/35

 461,877

 455,197

 0.39

 Saxon Asset Securities Trust 2005-4, Floating Rate Note, 11/25/37

 447,008

 1,350,000

 0.51

 SBI Home Equity Loan Trust 2006-1, Floating Rate Note, 8/25/36 (144A)

 1,312,245

 421,505

 Sierra Timeshare 2012-2 Receivables Funding LLC, 2.38%, 3/20/29 (144A)

 426,121

 467,268

 Sierra Timeshare 2012-3 Receivables Funding LLC, 1.87%, 8/20/29 (144A)

 468,592

 59,755

 Sierra Timeshare 2013-1 Receivables Funding LLC, 2.39%, 11/20/29 (144A)

 59,971

 72,486

 Sierra Timeshare 2013-2 Receivables Funding LLC, 2.92%, 11/20/25 (144A)

 73,358

 407,732

 Sierra Timeshare 2013-2 Receivables Funding LLC, 4.75%, 11/20/25 (144A)

 419,011

 750,000

 2.20

 Silver Bay Realty 2014-1 Trust, Floating Rate Note, 9/18/31 (144A)

 726,364

 380,000

 0.98

 SLM Student Loan Trust 2004-10, Floating Rate Note, 4/27/26 (144A)

 380,680

 497,006

 0.58

 SMART Trust/Australia, Floating Rate Note, 1/17/17

 496,213

 678,467

 0.45

 SMART Trust/Australia, Floating Rate Note, 8/15/16

 678,493

 51,906

 SNAAC Auto Receivables Trust 2013-1, 1.14%, 7/16/18 (144A)

 51,963

 375,112

 SNAAC Auto Receivables Trust, 4.38%, 6/15/17 (144A)

 377,378

 60,283

 0.94

 Soundview Home Loan Trust 2005-3, Floating Rate Note, 6/25/35

 59,858

 219,336

 0.42

 Soundview Home Loan Trust 2005-OPT4, Floating Rate Note, 12/25/35

 215,357

 364,615

 0.56

 Southern Pacific Secured Asset Corp., Floating Rate Note, 3/25/28

 288,819

 790,207

 0.46

 Specialty Underwriting & Residential Finance Trust Series 2006-BC1, Floating Rate Note, 12/25/36

 763,808

 963,859

 SpringCastle America Funding LLC, 2.7%, 5/25/23

 964,815

 1,200,000

 Springleaf Funding Trust 2013-A, 2.58%, 9/15/21 (144A)

 1,207,996

 1,000,000

 Springleaf Funding Trust 2014-A, 2.41%, 12/15/22 (144A)

 1,001,382

 360,617

 Stanwich Mortgage Loan Trust, 2.9814%, 2/16/43 (144A)

 360,167

 333,204

 STORE Master Funding LLC, 5.77%, 8/20/42 (144A)

 364,711

 673,741

 0.88

 Structured Asset Investment Loan Trust 2005-6, Floating Rate Note, 7/25/35

 666,975

 44,492

 0.52

 Structured Asset Securities Corp. Mortgage Loan Trust 2005-WF4, Floating Rate Note, 11/25/35

 44,397

 850,000

 Sunset Mortgage Loan Co 2014-NPL2 LLC, 3.721%, 11/16/44 (Step) (144A)

 850,000

 824,764

 SVO 2012-A VOI Mortgage LLC, 2.0%, 9/20/29 (144A)

 823,642

 300,000

 Synchrony Credit Card Master Note Trust, 1.03%, 1/15/18

 300,220

 348,952

 TAL Advantage V LLC, 1.7%, 5/20/39 (144A)

 347,608

 163,213

 1.10

 Terwin Mortgage Trust Series TMTS 2003-8HE, Floating Rate Note, 12/25/34

 158,639

 149,754

 0.61

 Terwin Mortgage Trust Series TMTS 2005-10HE, Floating Rate Note, 6/25/36

 146,495

 123,624

 Terwin Mortgage Trust Series TMTS 2005-14HE, 4.8492%, 8/25/36 (Step)

 127,358

 250,000

 1.41

 Trade MAPS 1, Ltd., Floating Rate Note, 12/10/18 (144A)

 249,830

 525,000

 2.55

 Trafigura Securitisation Finance Plc, Floating Rate Note, 10/15/15 (144A)

 527,880

 400,000

 1.10

 Trafigura Securitisation Finance Plc, Floating Rate Note, 4/16/18 (144A)

 400,000

 1,220,000

 United Auto Credit Securitization Trust 2012-1, 3.12%, 3/15/18 (144A)

 1,220,844

 700,000

 United Auto Credit Securitization Trust 2014-1, 2.38%, 10/15/18 (144A)

 699,954

 778,959

 2.16

 Velocity Commercial Capital Loan Trust 2014-1, Floating Rate Note, 9/25/44 (144A)

 770,624

 400,000

 Volvo Financial Equipment LLC Series 2013-1, 0.74%, 3/15/17 (144A)

 400,497

 415,000

 Volvo Financial Equipment LLC Series 2014-1, 0.54%, 11/15/16 (144A)

 415,103

 126,098

 0.89

 Wachovia Mortgage Loan Trust Series 2005-WMC1, Floating Rate Note, 10/25/35

 124,866

 61,952

 0.54

 Wells Fargo Home Equity Asset-Backed Securities 2005-3 Trust, Floating Rate Note, 12/25/35

 61,210

 827,796

 Westgate Resorts 2012-A LLC, 2.25%, 8/20/25 (144A)

 830,028

 223,894

 Westgate Resorts 2012-A LLC, 3.75%, 8/20/25 (144A)

 225,611

 103,399

 Westgate Resorts LLC, 2.5%, 3/20/25 (144A)

 103,839

 84,288

 Westlake Automobile Receivables Trust 2013-1, 1.12%, 1/15/18 (144A)

 84,398

 950,000

 0.53

 World Financial Network Credit Card Master Trust, Floating Rate Note, 12/16/19

 950,360

 (Cost $120,730,873)

 $

 120,769,095

 COLLATERALIZED MORTGAGE OBLIGATIONS - 39.7%

 340,710

 A10 Securitization 2013-1 LLC, 2.4%, 11/17/25 (144A)

 $

 342,176

 1,081,724

 A10 Term Asset Financing 2013-2 LLC, 2.62%, 11/15/27 (144A)

 1,091,150

 500,000

 0.95

 ACA CLO 2006-2, Ltd., Floating Rate Note, 1/20/21 (144A)

 491,962

 404,243

 0.46

 ACAS CLO 2007-1, Ltd., Floating Rate Note, 4/20/21

 400,703

 700,000

 1.23

 ACIS CLO 2014-4, Ltd., Floating Rate Note, 5/1/26 (144A)

 698,248

 700,000

 1.60

 ACRE Commercial Mortgage Trust 2014-FL2, Floating Rate Note, 8/15/31 (144A)

 700,000

 267,311

 0.94

 Adjustable Rate Mortgage Trust 2005-2, Floating Rate Note, 6/25/35

 261,305

 304,769

 0.44

 Adjustable Rate Mortgage Trust 2005-5, Floating Rate Note, 9/25/35

 283,933

 133,710

 0.61

 Alternative Loan Trust 2003-14T1, Floating Rate Note, 8/25/18

 127,014

 184,652

 Alternative Loan Trust 2003-J1, 4.75%, 10/25/33

 188,685

 155,390

 Alternative Loan Trust 2004-4CB, 4.25%, 4/25/34

 158,268

 328,980

 0.74

 Alternative Loan Trust 2004-6CB, Floating Rate Note, 4/25/34

 318,671

 134,649

 American Home Mortgage Investment Trust 2004-3, 5.01%, 10/25/34 (Step)

 135,168

 194,125

 2.33

 American Home Mortgage Investment Trust 2005-1, Floating Rate Note, 6/25/45

 192,988

 665,000

 1.60

 American Homes 4 Rent 2014-SFR1, Floating Rate Note, 6/17/31

 649,575

 759,963

 0.46

 ASG Resecuritization Trust 2010-3, Floating Rate Note, 12/29/45 (144A)

 730,976

 580,000

 1.25

 BAMLL Commercial Mortgage Securities Trust 2014-ICTS, Floating Rate Note, 6/15/28 (144A) (e)

 579,316

 140,860

 0.61

 Banc of America Alternative Loan Trust 2003-10, Floating Rate Note, 12/25/33

 139,416

 102,744

 Banc of America Alternative Loan Trust 2004-2, 5.5%, 3/25/19

 104,987

 155,213

 Banc of America Alternative Loan Trust 2004-4, 5.25%, 5/25/19

 156,777

 1,450,000

 5.37

 Banc of America Commercial Mortgage Trust 2006-1, Floating Rate Note, 9/10/45

 1,499,591

 1,000,000

 5.46

 Banc of America Commercial Mortgage Trust 2006-1, Floating Rate Note, 9/10/45

 1,035,065

 1,750,000

 5.42

 Banc of America Commercial Mortgage Trust 2006-1, Floating Rate Note, 9/10/45

 1,826,048

 1,820,920

 Banc of America Commercial Mortgage Trust 2006-4 REMICS, 5.634%, 7/10/46

 1,914,386

 118,800

 Banc of America Funding 2003-3 Trust, 5.5%, 10/25/33

 123,203

 511,551

 0.52

 Banc of America Funding 2004-B Trust, Floating Rate Note, 12/20/34

 498,714

 404,603

 4.86

 Banc of America Merrill Lynch Commercial Mortgage, Inc. REMICS, Floating Rate Note, 7/10/43

 406,967

 800,000

 Banc of America Merrill Lynch Commercial Mortgage, Inc., 4.933%, 7/10/45

 813,410

 1,302,369

 5.12

 Banc of America Merrill Lynch Commercial Mortgage, Inc., Floating Rate Note, 10/10/45

 1,324,743

 1,624,942

 5.35

 Banc of America Merrill Lynch Commercial Mortgage, Inc., Floating Rate Note, 9/10/47

 1,664,114

 256,953

 2.62

 Banc of America Mortgage 2003-F Trust, Floating Rate Note, 7/25/33

 258,256

 1,129,502

 2.66

 Banc of America Mortgage 2003-H Trust, Floating Rate Note, 9/25/33

 1,116,433

 526,176

 2.73

 Banc of America Mortgage 2004-D Trust, Floating Rate Note, 5/25/34

 526,538

 13,372

 Banc of America Mortgage Trust 2004-7, 4.5%, 8/25/19

 13,245

 429,753

 0.52

 Bayview Commercial Asset Trust 2004-1, Floating Rate Note, 4/25/34 (144A)

 408,668

 762,100

 0.53

 Bayview Commercial Asset Trust 2004-3, Floating Rate Note, 1/25/35 (144A)

 701,463

 2,057,730

 Bayview Commercial Asset Trust 2007-2, 7/27/37 (Step) (144A) (c)

 0

 1,456,213

 Bayview Commercial Asset Trust 2007-4, 3.507978%, 9/25/37 (Step) (144A) (c)(d)

 75,286

 373,083

 Bayview Opportunity Master Fund IIA Trust 2012-4NPL, 3.9496%, 1/28/34 (Step)

 371,848

 371,577

 3.72

 Bayview Opportunity Master Fund IIa Trust 2014-20NPL, Floating Rate Note, 8/28/44 (144A)

 372,178

 651,506

 2.78

 BCAP LLC 2009-RR13-I Trust, Floating Rate Note, 9/26/35 (144A)

 668,184

 365,378

 2.46

 BCAP LLC 2013-RR3 Trust, Floating Rate Note, 5/28/36 (144A)

 367,985

 351,878

 3.03

 BCAP LLC 2013-RR7 Trust, Floating Rate Note, 12/27/34

 366,202

 390,512

 1.00

 Bear Stearns ALT-A Trust 2004-11, Floating Rate Note, 11/25/34

 382,153

 1,115,857

 0.86

 Bear Stearns ALT-A Trust 2004-12, Floating Rate Note, 1/25/35

 1,084,488

 397,395

 1.00

 Bear Stearns ALT-A Trust 2004-12, Floating Rate Note, 1/25/35

 360,648

 1,106,521

 1.00

 Bear Stearns ALT-A Trust 2004-12, Floating Rate Note, 1/25/35

 1,069,952

 649,754

 0.86

 Bear Stearns ALT-A Trust 2004-12, Floating Rate Note, 1/25/35

 631,308

 99,227

 0.90

 Bear Stearns ALT-A Trust 2004-13, Floating Rate Note, 11/25/34

 98,550

 898,437

 0.76

 Bear Stearns ALT-A Trust 2004-4, Floating Rate Note, 6/25/34

 859,585

 267,086

 2.50

 Bear Stearns ARM Trust 2003-3, Floating Rate Note, 5/25/33

 268,012

 107,094

 4.06

 Bear Stearns ARM Trust 2004-10 REMICS, Floating Rate Note, 1/25/35

 106,726

 91,095

 2.78

 Bear Stearns ARM Trust 2004-3, Floating Rate Note, 7/25/34

 90,324

 1,014,688

 5.40

 Bear Stearns Commercial Mortgage Securities Trust 2005-PWR10, Floating Rate Note, 12/11/40

 1,045,564

 550,000

 5.21

 Bear Stearns Commercial Mortgage Securities Trust 2005-PWR7, Floating Rate Note, 2/11/41

 550,920

 415,000

 Bear Stearns Commercial Mortgage Securities Trust 2005-PWR8, 4.75%, 6/11/41

 421,684

 1,824,861

 Bear Stearns Commercial Mortgage Securities Trust 2005-PWR9, 4.871%, 9/11/42

 1,856,809

 1,160,000

 4.99

 Bear Stearns Commercial Mortgage Securities Trust 2005-PWR9, Floating Rate Note, 9/11/42

 1,188,812

 469,972

 4.93

 Bear Stearns Commercial Mortgage Securities Trust 2005-TOP18, Floating Rate Note, 2/13/42

 470,734

 1,905,000

 5.28

 Bear Stearns Commercial Mortgage Securities Trust 2005-TOP20, Floating Rate Note, 10/12/42

 1,943,912

 267,343

 Bear Stearns Commercial Mortgage Securities Trust 2006-PWR14, 5.171%, 12/11/38

 273,690

 1,090,457

 5.76

 Bear Stearns Commercial Mortgage Securities Trust 2006-TOP22, Floating Rate Note, 4/12/38

 1,135,777

 116,754

 2.67

 Bear Stearns Mortgage Securities, Inc., Floating Rate Note, 6/25/30

 119,029

 365,594

 0.86

 Bella Vista Mortgage Trust 2004-1, Floating Rate Note, 11/20/34

 351,776

 1,610,000

 1.50

 BLCP Hotel Trust 2014-CLRN, Floating Rate Note, 8/15/29 (144A)

 1,610,740

 430,000

 1.90

 Boca Hotel Portfolio Trust 2013-BOCA, Floating Rate Note, 8/17/26 (144A)

 430,111

 342,276

 CAM Mortgage Trust 2014-2, 2.6%, 12/15/53 (Step) (144A)

 342,267

 369,559

 0.49

 Castle Garden Funding, Floating Rate Note, 10/27/20 (144A)

 369,162

 888,502

 5.40

 CD 2005-CD1 Commercial Mortgage Trust, Floating Rate Note, 7/15/44

 905,813

 2,084,000

 5.30

 CD 2006-CD2 Mortgage Trust, Floating Rate Note, 1/15/46

 2,152,599

 1,340,000

 0.00

 CDGJ Commercial Mortgage Trust 2014-BXCH, Floating Rate Note, 12/15/16 (144A)

 1,340,000

 484,238

 Cendant Mortgage Corp., 6.25%, 3/25/32 (144A)

 504,977

 1,000,000

 Cent CLO 16 LP, 2.52%, 8/1/24 (144A)

 995,481

 310,000

 1.35

 CGBAM Commercial Mortgage Trust 2014-HD, Floating Rate Note, 2/18/31 (144A)

 309,678

 1,630,000

 1.10

 CG-CCRE Commercial Mortgage Trust 2014-FL1, Floating Rate Note, 6/16/31 (144A)

 1,627,239

 1,720,000

 2.05

 CGWF Commercial Mortgage Trust 2013-RKWH REMICS, Floating Rate Note, 11/15/30 (144A)

 1,723,629

 78,465

 Chase Mortgage Finance Trust Series 2005-S1, 5.5%, 5/25/35

 80,077

 232,397

 2.34

 CHL Mortgage Pass-Through Trust 2004-14, Floating Rate Note, 8/25/34

 231,832

 976,765

 0.70

 CHL Mortgage Pass-Through Trust 2004-29, Floating Rate Note, 2/25/35

 921,058

 153,766

 Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust Series 2005-4, 5.0%, 7/25/20

 160,106

 371,284

 Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust Series 2005-7, 5.0%, 10/25/35

 381,549

 1,106,877

 Citigroup Commercial Mortgage Trust 2005-C3, 4.86%, 5/15/43

 1,107,563

 580,444

 0.36

 Citigroup Commercial Mortgage Trust 2007-FL3, Floating Rate Note, 4/15/22 (144A)

 577,140

 761,132

 Citigroup Mortgage Loan Trust 2010-4 REMICS, 5.0%, 10/25/35 (144A)

 797,054

 370,560

 1.16

 Citigroup Mortgage Loan Trust 2010-7 REMICS, Floating Rate Note, 9/25/37 (144A)

 370,428

 83,439

 Citigroup Mortgage Loan Trust, Inc., 7.0%, 11/25/19

 85,813

 130,473

 5.50

 Citigroup Mortgage Loan Trust, Inc., Floating Rate Note, 10/25/35 (c)

 14,445

 206,050

 2.71

 Citigroup Mortgage Loan Trust, Inc., Floating Rate Note, 3/26/35

 156,342

 293,070

 0.76

 CNL Commercial Mortgage Loan Trust 2002-1, Floating Rate Note, 10/25/28 (144A)

 282,813

 485,746

 0.65

 CNL Commercial Mortgage Loan Trust 2003-1, Floating Rate Note, 5/15/31 (144A)

 441,034

 102,989

 0.60

 CNL Commercial Mortgage Loan Trust 2003-2, Floating Rate Note, 10/25/30 (144A)

 88,823

 45,866

 1.20

 Collateralized Mortgage Obligation Trust 44, Floating Rate Note, 7/1/18

 46,206

 700,000

 2.10

 Colony American Homes 2014-1, Floating Rate Note, 5/19/31 (144A)

 674,142

 728,408

 5.12

 COMM 2005-C6 Mortgage Trust, Floating Rate Note, 6/10/44

 736,951

 1,880,000

 5.17

 COMM 2005-C6 Mortgage Trust, Floating Rate Note, 6/10/44

 1,915,370

 610,513

 0.45

 COMM 2007-FL14 Mortgage Trust, Floating Rate Note, 6/15/22 (144A)

 608,227

 64,583

 3.25

 COMM 2011-FL1 Mortgage Trust, Floating Rate Note, 7/19/28 (144A)

 64,522

 795,684

 1.67

 COMM 2013-FL3 Mortgage Trust, Floating Rate Note, 10/13/28 (144A)

 800,045

 1,370,000

 0.00

 COMM 2014-FL5 Mortgage Trust, Floating Rate Note, 10/15/31 (144A)

 1,369,599

 1,630,000

 1.81

 COMM 2014-KYO Mortgage Trust, Floating Rate Note, 6/11/27 (144A)

 1,628,724

 820,000

 1.80

 COMM 2014-PAT Mortgage Trust, Floating Rate Note, 8/13/27 (144A)

 820,000

 1,110,000

 1.90

 COMM 2014-SAVA Mortgage Trust, Floating Rate Note, 6/15/34 (144A)

 1,106,117

 1,850,000

 1.75

 COMM 2014-TWC Mortgage Trust, Floating Rate Note, 2/13/32 (144A)

 1,845,621

 236,738

 2.09

 Commercial Mortgage Pass Through Certificates, Floating Rate Note, 11/19/26 (144A)

 237,142

 1,000,000

 4.89

 Commercial Mortgage Trust 2005-GG3, Floating Rate Note, 8/10/42

 1,003,703

 2,075,000

 5.28

 Commercial Mortgage Trust 2005-GG5, Floating Rate Note, 4/10/37

 2,136,684

 1,900,597

 5.67

 Credit Suisse Commercial Mortgage Trust Series 2006-C2 REMICS, Floating Rate Note, 3/15/39

 1,981,694

 894,035

 Credit Suisse Commercial Mortgage Trust Series 2007-C1, 5.361%, 2/15/40

 949,672

 791,110

 Credit Suisse First Boston Mortgage Securities Corp., 4.686%, 7/15/37

 796,759

 1,053,814

 Credit Suisse First Boston Mortgage Securities Corp., 4.832%, 4/15/37

 1,055,389

 500,000

 Credit Suisse First Boston Mortgage Securities Corp., 4.877%, 4/15/37

 502,431

 51,579

 Credit Suisse First Boston Mortgage Securities Corp., 5.25%, 10/25/19

 52,494

 40,809

 Credit Suisse First Boston Mortgage Securities Corp., 5.5%, 6/25/33

 41,370

 298,086

 Credit Suisse First Boston Mortgage Securities Corp., 7.5%, 5/25/32

 319,131

 73,264

 2.58

 Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 11/25/33

 72,677

 1,865,501

 5.23

 Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 12/17/40

 1,910,006

 12,841

 1.51

 Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 12/25/33

 12,832

 136,633

 5.01

 Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 2/15/38

 136,546

 1,328,681

 5.10

 Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 8/15/38

 1,350,195

 331,921

 0.43

 Credit Suisse First Boston Mortgage Securities, 05-6, Floating Rate Note, 7/25/35

 320,779

 685,195

 2.69

 Credit Suisse Mortgage Capital Certificates REMICS, Floating Rate Note, 7/27/36 (144A)

 700,406

 1,950,000

 1.35

 CSMC Series 2014-ICE, Floating Rate Note, 4/15/27 (144A)

 1,949,670

 121,237

 3.64

 CSMC Trust 2010-16, Floating Rate Note, 6/25/50 (144A)

 122,205

 700,000

 0.00

 CSMC Trust 2014-SURF, Floating Rate Note, 2/15/29 (144A)

 700,753

 300,000

 1.45

 Del Coronado Trust 2013-DEL, Floating Rate Note, 3/16/26 (144A)

 299,930

 399,000

 2.10

 Del Coronado Trust 2013-DEL, Floating Rate Note, 3/16/26 (144A)

 398,376

 540,000

 1.76

 EQTY 2014-INNS Mortgage Trust REMICS, Floating Rate Note, 5/8/31 (144A)

 534,382

 1,020,000

 1.36

 EQTY 2014-INNS Mortgage Trust, Floating Rate Note, 5/8/31 (144A)

 1,007,390

 723,000

 Extended Stay America Trust 2013-ESH, 1.2783%, 12/5/31 (144A)

 718,951

 200,000

 0.86

 Extended Stay America Trust 2013-ESH, Floating Rate Note, 12/5/31 (144A)

 199,887

 200,000

 1.26

 Extended Stay America Trust 2013-ESH, Floating Rate Note, 12/5/31 (144A)

 199,900

 923,313

 1.11

 Fannie Mae Connecticut Avenue Securities, Floating Rate Note, 5/25/24

 904,806

 1,414,808

 1.36

 Fannie Mae Connecticut Avenue Securities, Floating Rate Note, 7/25/24

 1,398,634

 241,289

 2.21

 Fannie Mae Trust 2005-W4, Floating Rate Note, 6/25/45

 251,335

 753,897

 0.41

 Fannie Mae Whole Loan, Floating Rate Note, 11/25/46

 755,909

 758,437

 FDIC 2010-R1 Trust, 2.184%, 5/25/50 (144A)

 763,026

 89,809

 Federal Home Loan Mortgage Corp. REMICS, 3.5%, 10/15/18

 93,199

 136,521

 Federal Home Loan Mortgage Corp. REMICS, 3.5%, 6/15/28

 139,248

 5,133

 Federal Home Loan Mortgage Corp. REMICS, 4.0%, 12/15/22

 5,137

 12,041

 Federal Home Loan Mortgage Corp. REMICS, 5.0%, 6/15/34

 12,063

 63,443

 Federal Home Loan Mortgage Corp. REMICS, 5.5%, 10/15/35

 64,529

 82,722

 0.45

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 1/15/36

 83,125

 1,076,522

 0.45

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 1/15/37

 1,081,119

 169,257

 0.35

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 10/15/20

 169,628

 292,335

 0.73

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 10/15/37

 295,678

 228,914

 0.50

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 11/15/36

 229,717

 104,859

 0.50

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 11/15/36

 105,235

 546,809

 0.53

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 11/15/37

 550,193

 155,363

 0.55

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 12/15/32

 156,103

 232,520

 0.55

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 12/15/32

 233,648

 367,327

 0.47

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 12/15/35

 368,626

 562,486

 0.43

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 12/15/36

 564,643

 281,376

 0.85

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 12/15/39

 286,173

 272,414

 0.45

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 2/15/30

 272,420

 245,684

 1.15

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 2/15/32

 252,723

 276,814

 0.55

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 2/15/33

 279,413

 167,638

 0.45

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 2/15/36

 167,933

 171,862

 0.45

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 2/15/37

 171,990

 151,960

 0.45

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 2/15/39

 152,317

 369,705

 0.65

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 2/15/41

 372,620

 205,994

 0.70

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 2/15/42

 209,126

 182,172

 1.15

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 3/15/32

 187,605

 312,047

 1.15

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 3/15/32

 321,806

 890,767

 0.55

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 3/15/38

 895,649

 746,855

 0.55

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 3/15/41

 750,443

 246,341

 0.70

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 4/15/27

 249,758

 152,894

 0.65

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 4/15/28

 154,978

 147,214

 0.45

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 4/15/36

 147,620

 498,441

 0.57

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 4/15/41

 501,521

 155,524

 0.55

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 5/15/36

 156,620

 247,753

 0.33

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 5/15/36

 248,075

 118,157

 0.55

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 5/15/41

 118,872

 139,229

 0.57

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 6/15/36

 140,069

 325,148

 0.58

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 6/15/41

 327,263

 184,048

 0.55

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 7/15/23

 184,788

 245,898

 0.65

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 7/15/36

 248,066

 112,789

 0.75

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 8/15/18

 113,719

 308,096

 0.40

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 8/15/25

 308,223

 136,518

 0.35

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 8/15/26

 137,137

 93,466

 0.40

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 8/15/35

 93,660

 272,592

 0.40

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 8/15/36

 272,815

 229,438

 0.45

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 9/15/26

 229,988

 192,764

 0.60

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 9/15/33

 193,661

 448,329

 Federal Home Loan Mortgage Corp., 2.75%, 11/15/25

 464,811

 457,701

 Federal Home Loan Mortgage Corp., 3.0%, 1/15/30

 478,182

 165,177

 Federal Home Loan Mortgage Corp., 3.5%, 8/15/28

 172,083

 294,292

 Federal Home Loan Mortgage Corp., 4.0%, 1/15/34

 306,132

 148,172

 Federal Home Loan Mortgage Corp., 4.0%, 5/15/37

 151,017

 110,464

 Federal Home Loan Mortgage Corp., 5.0%, 4/15/32

 110,911

 4,904

 Federal Home Loan Mortgage Corp., 5.75%, 2/15/34

 4,905

 1,745,336

 0.65

 Federal Home Loan Mortgage Corp., Floating Rate Note, 1/15/33

 1,760,307

 228,826

 0.40

 Federal Home Loan Mortgage Corp., Floating Rate Note, 1/15/35

 230,168

 106,410

 0.47

 Federal Home Loan Mortgage Corp., Floating Rate Note, 11/15/36

 106,792

 343,750

 0.60

 Federal Home Loan Mortgage Corp., Floating Rate Note, 2/17/32

 347,495

 482,134

 0.50

 Federal Home Loan Mortgage Corp., Floating Rate Note, 3/15/30

 483,761

 401,219

 0.72

 Federal Home Loan Mortgage Corp., Floating Rate Note, 3/15/32

 407,204

 876,637

 0.54

 Federal Home Loan Mortgage Corp., Floating Rate Note, 3/15/41

 880,055

 938,785

 0.46

 Federal Home Loan Mortgage Corp., Floating Rate Note, 4/15/33

 945,075

 667,194

 0.50

 Federal Home Loan Mortgage Corp., Floating Rate Note, 4/15/36

 669,747

 104,051

 0.30

 Federal Home Loan Mortgage Corp., Floating Rate Note, 7/15/19

 104,109

 371,951

 0.65

 Federal Home Loan Mortgage Corp., Floating Rate Note, 7/15/28

 376,415

 514,385

 0.65

 Federal Home Loan Mortgage Corp., Floating Rate Note, 7/15/31

 521,785

 227,339

 0.45

 Federal Home Loan Mortgage Corp., Floating Rate Note, 8/15/19

 228,039

 902,342

 3.37

 Federal National Mortgage Association 2004-T2, Floating Rate Note, 7/25/43

 939,702

 426,377

 Federal National Mortgage Association 2006-48-T, 5.5%, 12/25/34

 434,273

 175,437

 Federal National Mortgage Association REMICS, 1.5%, 11/25/20

 176,752

 299,201

 Federal National Mortgage Association REMICS, 1.75%, 12/25/22

 302,145

 814,051

 Federal National Mortgage Association REMICS, 3.0%, 1/25/21

 841,074

 169,469

 Federal National Mortgage Association REMICS, 3.0%, 4/25/40

 175,330

 304,593

 Federal National Mortgage Association REMICS, 3.5%, 10/25/39

 320,212

 2,000,000

 Federal National Mortgage Association REMICS, 4.0%, 5/25/29

 2,078,656

 32,290

 Federal National Mortgage Association REMICS, 4.0%, 6/25/37

 32,366

 20,378

 Federal National Mortgage Association REMICS, 5.0%, 9/25/39

 21,296

 24,367

 Federal National Mortgage Association REMICS, 6.0%, 3/25/35

 24,566

 114,395

 Federal National Mortgage Association REMICS, 6.0%, 6/25/29

 126,223

 73,488

 0.81

 Federal National Mortgage Association REMICS, Floating Rate Note, 1/18/32

 74,792

 263,976

 1.00

 Federal National Mortgage Association REMICS, Floating Rate Note, 1/25/24

 265,056

 98,701

 0.65

 Federal National Mortgage Association REMICS, Floating Rate Note, 1/25/33

 99,764

 1,725,883

 0.50

 Federal National Mortgage Association REMICS, Floating Rate Note, 1/25/34

 1,731,849

 190,459

 0.45

 Federal National Mortgage Association REMICS, Floating Rate Note, 10/25/35

 191,139

 436,086

 0.55

 Federal National Mortgage Association REMICS, Floating Rate Note, 10/25/36

 439,478

 192,458

 1.37

 Federal National Mortgage Association REMICS, Floating Rate Note, 10/25/38

 199,483

 1,375,920

 0.36

 Federal National Mortgage Association REMICS, Floating Rate Note, 10/27/37

 1,361,870

 450,797

 1.16

 Federal National Mortgage Association REMICS, Floating Rate Note, 11/18/32

 464,203

 315,760

 0.51

 Federal National Mortgage Association REMICS, Floating Rate Note, 11/25/36

 317,893

 494,127

 0.85

 Federal National Mortgage Association REMICS, Floating Rate Note, 11/25/39

 501,594

 99,788

 0.56

 Federal National Mortgage Association REMICS, Floating Rate Note, 12/18/32

 100,221

 163,559

 1.05

 Federal National Mortgage Association REMICS, Floating Rate Note, 12/25/31

 167,959

 721,884

 0.65

 Federal National Mortgage Association REMICS, Floating Rate Note, 12/25/32

 730,557

 195,670

 0.77

 Federal National Mortgage Association REMICS, Floating Rate Note, 12/25/37

 198,935

 230,547

 0.50

 Federal National Mortgage Association REMICS, Floating Rate Note, 2/25/33

 232,360

 190,053

 0.46

 Federal National Mortgage Association REMICS, Floating Rate Note, 2/25/35

 190,599

 191,932

 0.40

 Federal National Mortgage Association REMICS, Floating Rate Note, 2/25/37

 192,207

 196,506

 0.35

 Federal National Mortgage Association REMICS, Floating Rate Note, 2/25/37

 196,060

 171,752

 0.60

 Federal National Mortgage Association REMICS, Floating Rate Note, 2/25/38

 172,616

 162,068

 0.65

 Federal National Mortgage Association REMICS, Floating Rate Note, 3/25/24

 163,984

 284,595

 0.55

 Federal National Mortgage Association REMICS, Floating Rate Note, 3/25/34

 286,456

 212,361

 0.55

 Federal National Mortgage Association REMICS, Floating Rate Note, 3/25/34

 213,509

 254,777

 0.50

 Federal National Mortgage Association REMICS, Floating Rate Note, 3/25/35

 255,828

 646,531

 0.38

 Federal National Mortgage Association REMICS, Floating Rate Note, 3/25/35

 647,975

 1,292,856

 0.45

 Federal National Mortgage Association REMICS, Floating Rate Note, 3/25/36

 1,300,994

 227,961

 0.40

 Federal National Mortgage Association REMICS, Floating Rate Note, 3/25/37

 228,918

 274,046

 0.51

 Federal National Mortgage Association REMICS, Floating Rate Note, 3/25/37

 275,233

 141,009

 0.40

 Federal National Mortgage Association REMICS, Floating Rate Note, 3/25/37

 140,981

 285,077

 0.50

 Federal National Mortgage Association REMICS, Floating Rate Note, 3/25/37

 286,534

 595,594

 1.05

 Federal National Mortgage Association REMICS, Floating Rate Note, 4/25/32

 610,352

 619,465

 1.15

 Federal National Mortgage Association REMICS, Floating Rate Note, 4/25/32

 638,979

 77,967

 0.55

 Federal National Mortgage Association REMICS, Floating Rate Note, 4/25/34

 78,776

 339,925

 0.40

 Federal National Mortgage Association REMICS, Floating Rate Note, 4/25/36

 339,853

 673,177

 0.66

 Federal National Mortgage Association REMICS, Floating Rate Note, 5/18/32

 679,727

 140,132

 0.55

 Federal National Mortgage Association REMICS, Floating Rate Note, 5/25/17

 140,476

 106,594

 0.65

 Federal National Mortgage Association REMICS, Floating Rate Note, 5/25/33

 107,641

 226,350

 0.50

 Federal National Mortgage Association REMICS, Floating Rate Note, 5/25/36

 227,514

 261,812

 0.55

 Federal National Mortgage Association REMICS, Floating Rate Note, 5/25/37

 263,089

 339,917

 0.70

 Federal National Mortgage Association REMICS, Floating Rate Note, 5/25/40

 342,724

 689,678

 0.45

 Federal National Mortgage Association REMICS, Floating Rate Note, 6/25/35

 692,619

 238,995

 0.60

 Federal National Mortgage Association REMICS, Floating Rate Note, 6/25/36

 240,845

 276,157

 0.39

 Federal National Mortgage Association REMICS, Floating Rate Note, 6/25/37

 276,214

 102,425

 0.40

 Federal National Mortgage Association REMICS, Floating Rate Note, 6/25/37

 102,467

 326,477

 0.40

 Federal National Mortgage Association REMICS, Floating Rate Note, 6/25/37

 326,801

 164,578

 0.65

 Federal National Mortgage Association REMICS, Floating Rate Note, 6/25/38

 165,751

 112,168

 0.55

 Federal National Mortgage Association REMICS, Floating Rate Note, 7/25/34

 113,365

 168,078

 0.45

 Federal National Mortgage Association REMICS, Floating Rate Note, 7/25/35

 168,475

 384,485

 0.40

 Federal National Mortgage Association REMICS, Floating Rate Note, 7/25/35

 386,875

 345,250

 1.05

 Federal National Mortgage Association REMICS, Floating Rate Note, 7/25/38

 353,758

 465,987

 0.57

 Federal National Mortgage Association REMICS, Floating Rate Note, 8/25/36

 470,062

 329,592

 0.45

 Federal National Mortgage Association REMICS, Floating Rate Note, 8/25/40

 331,159

 537,192

 0.65

 Federal National Mortgage Association REMICS, Floating Rate Note, 9/25/33

 541,941

 175,152

 0.50

 Federal National Mortgage Association REMICS, Floating Rate Note, 9/25/36

 175,916

 223,232

 0.72

 Federal National Mortgage Association REMICS, Floating Rate Note, 9/25/36

 225,211

 108,254

 0.60

 Federal National Mortgage Association REMICS, Floating Rate Note, 9/25/37

 109,378

 327,764

 0.72

 Federal National Mortgage Association REMICS, Floating Rate Note, 9/25/37

 331,181

 355,819

 0.73

 Federal National Mortgage Association REMICS, Floating Rate Note, 9/25/37

 360,583

 88,552

 0.72

 Federal National Mortgage Association REMICS, Floating Rate Note, 9/25/37

 89,458

 110,359

 0.70

 Federal National Mortgage Association REMICS, Floating Rate Note, 9/25/39

 111,301

 445,197

 0.70

 Federal National Mortgage Association REMICS, Floating Rate Note, 9/25/41

 449,635

 224,144

 Federal National Mortgage Association, 2.5%, 4/25/36

 229,226

 463,887

 Federal National Mortgage Association, 2.75%, 6/25/20

 476,571

 593,862

 Federal National Mortgage Association, 3.0%, 6/25/39

 607,438

 368,059

 Federal National Mortgage Association, 3.5%, 1/25/24

 372,340

 240,285

 Federal National Mortgage Association, 3.5%, 3/25/28

 245,926

 268,104

 Federal National Mortgage Association, 3.5%, 7/25/24

 276,660

 242,002

 Federal National Mortgage Association, 4.5%, 10/25/38

 245,780

 58,184

 Federal National Mortgage Association, 4.5%, 3/25/37

 58,268

 1,061,665

 Federal National Mortgage Association, 4.5%, 6/25/40

 1,131,916

 198,740

 Federal National Mortgage Association, 4.5%, 8/25/27

 201,066

 143,850

 Federal National Mortgage Association, 5.0%, 6/25/32

 144,349

 254,853

 Federal National Mortgage Association, 5.0%, 7/25/32

 258,710

 116,995

 Federal National Mortgage Association, 5.0%, 8/25/22

 117,534

 375,649

 0.51

 Federal National Mortgage Association, Floating Rate Note, 10/18/32

 378,655

 529,288

 0.45

 Federal National Mortgage Association, Floating Rate Note, 11/25/27

 532,005

 384,211

 1.00

 Federal National Mortgage Association, Floating Rate Note, 2/25/23

 392,286

 267,341

 0.45

 Federal National Mortgage Association, Floating Rate Note, 3/25/18

 267,421

 461,562

 0.50

 Federal National Mortgage Association, Floating Rate Note, 3/25/36

 463,289

 992,853

 0.65

 Federal National Mortgage Association, Floating Rate Note, 4/25/33

 1,000,604

 219,777

 2.66

 Federal National Mortgage Association, Floating Rate Note, 4/25/35

 233,636

 578,695

 0.65

 Federal National Mortgage Association, Floating Rate Note, 6/25/32

 585,639

 798,761

 0.55

 Federal National Mortgage Association, Floating Rate Note, 6/25/36

 803,938

 1,049,207

 0.55

 Federal National Mortgage Association, Floating Rate Note, 6/25/36

 1,053,199

 48,041

 0.75

 Federal National Mortgage Association, Floating Rate Note, 7/25/27

 48,132

 347,931

 0.45

 Federal National Mortgage Association, Floating Rate Note, 8/25/35

 349,132

 122,555

 1.80

 Federal National Mortgage Association, Floating Rate Note, 9/25/22

 126,058

 59,855

 2.59

 First Horizon Mortgage Pass-Through Trust 2004-AR1, Floating Rate Note, 2/25/34

 59,345

 57,925

 2.56

 First Horizon Mortgage Pass-Through Trust 2004-AR5, Floating Rate Note, 10/25/34

 57,060

 264,605

 0.48

 Foothill CLO, Ltd., Floating Rate Note, 2/22/21 (144A)

 262,737

 55,749

 0.48

 Fore CLO, Ltd., Floating Rate Note, 7/20/19 (144A)

 55,650

 91,726

 1.73

 Fosse Master Issuer Plc, Floating Rate Note, 10/18/54 (144A)

 92,949

 553,000

 2.08

 Four Corners CLO II, Ltd., Floating Rate Note, 1/26/20 (144A)

 529,867

 926,726

 1.10

 Freddie Mac REMICS, Floating Rate Note, 2/15/32

 954,135

 146,638

 0.50

 Freddie Mac Strips, Floating Rate Note, 12/15/36

 147,232

 361,811

 0.45

 Freddie Mac Strips, Floating Rate Note, 8/15/36

 362,971

 700,000

 1.56

 Freddie Mac Structured Agency Credit Risk Debt Notes, Floating Rate Note, 10/25/24

 699,028

 454,143

 1.16

 Freddie Mac Structured Agency Credit Risk Debt Notes, Floating Rate Note, 2/25/24

 450,135

 409,000

 3.48

 FREMF Mortgage Trust Class B, Floating Rate Note, 11/25/46 (144A)

 420,726

 309,923

 0.47

 Gale Force 3 CLO, Ltd., Floating Rate Note, 4/19/21 (144A)

 306,449

 555,432

 0.58

 GE Business Loan Trust 2003-1, Floating Rate Note, 4/15/31 (144A)

 533,421

 453,065

 0.37

 GE Business Loan Trust 2004-2, Floating Rate Note, 12/15/32 (144A)

 441,843

 617,033

 0.40

 GE Business Loan Trust 2005-1, Floating Rate Note, 6/15/33 (144A)

 598,831

 672,730

 0.32

 GE Business Loan Trust 2007-1, Floating Rate Note, 4/16/35 (144A)

 637,310

 348,641

 4.77

 GE Capital Commercial Mortgage Corp., Floating Rate Note, 6/10/48

 349,456

 490,000

 4.97

 GE Capital Commercial Mortgage Corp., Floating Rate Note, 7/10/45

 496,621

 500,000

 5.33

 GE Capital Commercial Mortgage Corp., Floating Rate Note, 7/10/45 (144A)

 504,819

 245,366

 Global Mortgage Securitization, Ltd., 5.25%, 4/25/32 (144A)

 237,055

 826,179

 0.43

 Global Mortgage Securitization, Ltd., Floating Rate Note, 4/25/32 (144A)

 791,301

 1,449,544

 5.23

 GMAC Commercial Mortgage Securities Inc Series 2006-C1 Trust, Floating Rate Note, 11/10/45

 1,497,031

 11,536

 5.30

 GMAC Commercial Mortgage Securities, Inc. Series 2004-C2 Trust, Floating Rate Note, 8/10/38

 11,538

 1,019,000

 GMAC Commercial Mortgage Securities, Inc. Series 2005-C1 Trust, 4.697%, 5/10/43

 1,026,756

 207,203

 3.00

 GMACM Mortgage Loan Trust 2004-AR1, Floating Rate Note, 6/25/34

 199,411

 2,961,341

 Government National Mortgage Association REMICS, 2.0%, 1/16/46

 2,975,170

 2,748,358

 Government National Mortgage Association REMICS, 4.0%, 9/20/37

 2,902,939

 134,774

 Government National Mortgage Association, 3.0%, 12/20/38

 137,534

 1,307,087

 Government National Mortgage Association, 3.0%, 12/20/38

 1,341,915

 248,235

 Government National Mortgage Association, 3.0%, 4/20/41

 258,634

 537,613

 Government National Mortgage Association, 3.5%, 5/20/39

 570,965

 423,815

 Government National Mortgage Association, 3.5%, 8/20/38

 441,234

 104,228

 Government National Mortgage Association, 5.0%, 4/20/36

 109,868

 95,011

 Government National Mortgage Association, 5.0%, 5/20/35

 95,611

 346,175

 Government National Mortgage Association, 5.25%, 5/20/31

 350,477

 279,409

 0.40

 Government National Mortgage Association, Floating Rate Note, 1/16/35

 279,547

 674,745

 0.70

 Government National Mortgage Association, Floating Rate Note, 1/16/40

 683,141

 220,534

 0.80

 Government National Mortgage Association, Floating Rate Note, 2/16/30

 223,171

 1,898,644

 1.01

 Government National Mortgage Association, Floating Rate Note, 2/16/53 (c)

 140,283

 275,782

 0.41

 Government National Mortgage Association, Floating Rate Note, 2/20/35

 276,035

 215,518

 0.66

 Government National Mortgage Association, Floating Rate Note, 2/20/38

 217,435

 1,132,588

 1.02

 Government National Mortgage Association, Floating Rate Note, 3/16/53 (c)

 80,090

 258,920

 0.45

 Government National Mortgage Association, Floating Rate Note, 4/16/31

 259,733

 143,889

 0.65

 Government National Mortgage Association, Floating Rate Note, 4/16/32

 144,802

 609,818

 0.70

 Government National Mortgage Association, Floating Rate Note, 4/16/32

 614,738

 1,793,975

 1.03

 Government National Mortgage Association, Floating Rate Note, 8/16/52 (c)

 111,571

 124,669

 0.56

 Government National Mortgage Association, Floating Rate Note, 8/20/35

 124,840

 597,111

 0.46

 Government National Mortgage Association, Floating Rate Note, 8/20/40

 591,172

 1,697,381

 1.05

 Government National Mortgage Association, Floating Rate Note, 9/16/52 (c)

 130,002

 72,551

 0.46

 Government National Mortgage Association, Floating Rate Note, 9/20/33

 72,591

 1,000,000

 1.45

 GP Portfolio Trust 2014-GGP, Floating Rate Note, 2/16/27 (144A)

 1,001,307

 1,145,000

 GS Mortgage Securities Corp II Series 2005-GG4 REMICS, 4.782%, 7/10/39

 1,155,027

 1,020,000

 5.55

 GS Mortgage Securities Trust 2006-GG6 REMICS, Floating Rate Note, 4/10/38

 1,053,415

 495,000

 1.90

 GS Mortgage Securities Trust 2014-GSFL, Floating Rate Note, 7/15/31 (144A)

 496,064

 390,208

 0.93

 GSAA Home Equity Trust 2004-6, Floating Rate Note, 6/25/34

 385,048

 264,923

 2.33

 GSR Mortgage Loan Trust 2003-9, Floating Rate Note, 8/25/33

 269,368

 524,244

 2.69

 GSR Mortgage Loan Trust 2004-7, Floating Rate Note, 6/25/34

 509,837

 175,066

 2.70

 HarborView Mortgage Loan Trust 2004-1, Floating Rate Note, 4/19/34

 175,625

 492,733

 2.90

 Hilton USA Trust 2013-HLF, Floating Rate Note, 11/5/30 (144A)

 492,797

 172,456

 1.65

 Hilton USA Trust 2013-HLF, Floating Rate Note, 11/5/30 (144A)

 172,479

 250,000

 2.43

 Holmes Master Issuer Plc, Floating Rate Note, 10/15/54 (144A)

 262,495

 1,525,515

 0.80

 Homestar Mortgage Acceptance Corp., Floating Rate Note, 3/25/34

 1,463,013

 325,132

 0.51

 Homestar Mortgage Acceptance Corp., Floating Rate Note, 6/25/34

 319,857

 232,716

 0.61

 Homestar Mortgage Acceptance Corp., Floating Rate Note, 7/25/34

 229,699

 1,415,505

 0.80

 Impac CMB Trust Series 2004-4, Floating Rate Note, 9/25/34

 1,352,553

 631,709

 0.78

 Impac CMB Trust Series 2004-4, Floating Rate Note, 9/25/34

 603,806

 117,578

 0.96

 Impac CMB Trust Series 2004-6, Floating Rate Note, 10/25/34

 111,822

 1,292,215

 0.89

 Impac CMB Trust Series 2004-7, Floating Rate Note, 11/25/34

 1,226,409

 75,902

 2.78

 Impac CMB Trust Series 2004-8, Floating Rate Note, 8/25/34

 70,996

 361,669

 0.80

 Impac CMB Trust Series 2005-4, Floating Rate Note, 5/25/35

 286,276

 444,950

 0.51

 Impac Secured Assets Trust 2006-1, Floating Rate Note, 5/25/36

 430,929

 303,059

 0.51

 Impac Secured Assets Trust 2006-2, Floating Rate Note, 8/25/36

 297,482

 595,606

 0.36

 Impac Secured Assets Trust 2006-5, Floating Rate Note, 12/25/36

 559,674

 77,841

 2.70

 IndyMac INDX Mortgage Loan Trust 2004-AR6, Floating Rate Note, 10/25/34

 78,698

 750,000

 2.10

 Invitation Homes 2013-SFR1 Trust, Floating Rate Note, 12/19/30 (144A)

 728,598

 298,373

 0.46

 Inwood Park CDO, Ltd., Floating Rate Note, 1/20/21 (144A)

 297,470

 9,761

 JP Morgan Chase Commercial Mortgage Securities Trust 2004-C3, 4.878%, 1/15/42

 9,752

 70,397

 4.84

 JP Morgan Chase Commercial Mortgage Securities Trust 2004-LN2, Floating Rate Note, 7/15/41

 70,392

 945,184

 5.34

 JP Morgan Chase Commercial Mortgage Securities Trust 2005-CIBC11, Floating Rate Note, 8/12/37

 947,810

 960,000

 JP Morgan Chase Commercial Mortgage Securities Trust 2005-LDP2 REMICS, 4.738%, 7/15/42

 965,856

 1,150,000

 JP Morgan Chase Commercial Mortgage Securities Trust 2005-LDP2, 4.78%, 7/15/42

 1,166,210

 378,872

 4.94

 JP Morgan Chase Commercial Mortgage Securities Trust 2005-LDP3 REMICS, Floating Rate Note, 8/15/42

 384,211

 800,000

 5.17

 JP Morgan Chase Commercial Mortgage Securities Trust 2005-LDP3, Floating Rate Note, 8/15/42

 817,382

 500,000

 5.04

 JP Morgan Chase Commercial Mortgage Securities Trust 2005-LDP4, Floating Rate Note, 10/15/42

 508,164

 1,920,000

 5.40

 JP Morgan Chase Commercial Mortgage Securities Trust 2005-LDP5, Floating Rate Note, 12/15/44

 1,968,117

 25,494

 JP Morgan Chase Commercial Mortgage Securities Trust 2006-CIBC17, 5.45%, 12/12/43

 25,456

 528,175

 0.43

 JP Morgan Chase Commercial Mortgage Securities Trust 2006-FL2, Floating Rate Note, 11/15/18 (144A)

 522,783

 184,066

 0.51

 JP Morgan Chase Commercial Mortgage Securities Trust 2006-FL2, Floating Rate Note, 11/15/18 (144A)

 177,592

 95,911

 0.31

 JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP9, Floating Rate Note, 5/15/47

 95,879

 21,358

 5.89

 JP Morgan Chase Commercial Mortgage Securities Trust 2007-CIBC19, Floating Rate Note, 2/12/49

 21,501

 412,000

 3.00

 JP Morgan Chase Commercial Mortgage Securities Trust 2013-ALC, Floating Rate Note, 7/17/26 (144A)

 415,286

 300,000

 1.95

 JP Morgan Chase Commercial Mortgage Securities Trust 2013-FL3, Floating Rate Note, 4/17/28 (144A)

 299,307

 1,550,000

 0.93

 JP Morgan Chase Commercial Mortgage Securities Trust 2013-JWRZ, Floating Rate Note, 4/15/30 (144A)

 1,548,252

 1,670,000

 1.40

 JP Morgan Chase Commercial Mortgage Securities Trust 2014-BXH, Floating Rate Note, 4/15/27 (144A)

 1,667,943

 1,030,000

 1.65

 JP Morgan Chase Commercial Mortgage Securities Trust 2014-FBLU REMICS, Floating Rate Note, 12/15/28 (144A)

 1,030,660

 945,000

 2.15

 JP Morgan Chase Commercial Mortgage Securities Trust 2014-FBLU, Floating Rate Note, 12/15/28 (144A)

 946,485

 410,000

 1.90

 JP Morgan Chase Commercial Mortgage Securities Trust 2014-FL4, Floating Rate Note, 12/16/30 (144A)

 410,042

 490,000

 1.50

 JP Morgan Chase Commercial Mortgage Securities Trust 2014-FL5, Floating Rate Note, 7/15/31 (144A)

 489,695

 900,000

 1.07

 JP Morgan Chase Commercial Mortgage Securities Trust 2014-INN, Floating Rate Note, 6/15/29 (144A)

 898,974

 650,000

 1.85

 JP Morgan Chase Commercial Mortgage Securities Trust 2014-INN, Floating Rate Note, 6/15/29 (144A)

 647,475

 1,100,000

 1.75

 JP Morgan Chase Commercial Mortgage Securities Trust 2014-PHH, Floating Rate Note, 8/16/27 (144A)

 1,103,704

 564,546

 2.05

 JP Morgan Mortgage Trust 2003-A1, Floating Rate Note, 10/25/33

 563,227

 311,541

 2.49

 JP Morgan Mortgage Trust 2004-A1, Floating Rate Note, 2/25/34

 319,125

 178,652

 2.20

 JP Morgan Mortgage Trust 2004-A5, Floating Rate Note, 12/25/34

 178,529

 191,800

 JP Morgan Mortgage Trust 2004-S1, 5.0%, 9/25/34

 199,448

 615,588

 5.04

 JP Morgan Mortgage Trust 2005-A3, Floating Rate Note, 6/25/35

 606,966

 16,018

 JP Morgan Mortgage Trust 2006-S3, 6.0%, 8/25/36 (c)

 552

 375,000

 1.68

 KKR Financial CLO 2007-1, Ltd., Floating Rate Note, 5/15/21 (144A)

 371,887

 674,277

 4.25

 La Hipotecaria Panamanian Mortgage Trust 2007-1, Floating Rate Note, 12/23/36 (144A)

 657,420

 234,032

 0.73

 Lanark Master Issuer Plc, Floating Rate Note, 12/22/54 (144A)

 234,216

 30,853

 LB-UBS Commercial Mortgage Trust 2004-C1, 4.568%, 1/15/31

 31,347

 1,455,000

 5.20

 LB-UBS Commercial Mortgage Trust 2005-C2 REMICS, Floating Rate Note, 4/15/30

 1,470,202

 488,612

 LB-UBS Commercial Mortgage Trust 2005-C3, 4.739%, 7/15/30

 492,408

 2,240,513

 5.20

 LB-UBS Commercial Mortgage Trust 2005-C7 REMICS, Floating Rate Note, 11/15/30 (144A)

 2,273,807

 1,580,409

 LB-UBS Commercial Mortgage Trust 2006-C1 REMICS, 5.156%, 2/15/31

 1,628,244

 35,390

 6.32

 LB-UBS Commercial Mortgage Trust 2008-C1, Floating Rate Note, 4/15/41

 35,865

 230,096

 1.10

 Lehman Brothers Small Balance Commercial Mortgage Trust 2007-3 Class 1A4, Floating Rate Note, 10/25/37 (144A)

 228,622

 364,633

 1.20

 Lehman Brothers Small Balance Commercial Mortgage Trust 2007-3, Floating Rate Note, 10/25/37 (144A)

 353,873

 543,054

 0.37

 Lehman Brothers Small Balance Commercial, Floating Rate Note, 4/25/31 (144A)

 504,265

 643,557

 0.38

 Lehman Brothers Small Balance Commercial, Floating Rate Note, 4/25/31 (144A)

 584,275

 601,387

 0.40

 Lehman Brothers Small Balance Commercial, Floating Rate Note, 9/25/30 (144A)

 566,746

 339,476

 0.67

 Lehman Brothers Small Balance Commercial, Floating Rate Note, 9/25/30 (144A)

 244,612

 612,203

 0.51

 MASTR Alternative Loan Trust 2005-1, Floating Rate Note, 2/25/35

 597,600

 73,327

 0.55

 MASTR Asset Securitization Trust 2003-6, Floating Rate Note, 7/25/18

 70,569

 234,141

 0.63

 Mellon Residential Funding Corp. Mortgage Pass-Through Trust Series 2000 TBC2, Floating Rate Note, 6/15/30

 222,574

 382,440

 2.35

 Merrill Lynch Mortgage Investors Trust Series 2005-2, Floating Rate Note, 10/25/35

 385,456

 1,321,627

 0.43

 Merrill Lynch Mortgage Investors Trust Series 2005-A3, Floating Rate Note, 4/25/35

 1,264,657

 742,807

 0.90

 Merrill Lynch Mortgage Investors Trust Series MLCC 2003-A, Floating Rate Note, 3/25/28

 726,797

 383,262

 1.15

 Merrill Lynch Mortgage Investors Trust Series MLCC 2003-A, Floating Rate Note, 3/25/28

 357,043

 453,202

 0.84

 Merrill Lynch Mortgage Investors Trust Series MLCC 2003-B, Floating Rate Note, 4/25/28

 438,494

 485,901

 0.82

 Merrill Lynch Mortgage Investors Trust Series MLCC 2003-C REMICS, Floating Rate Note, 6/25/28

 463,715

 356,542

 1.03

 Merrill Lynch Mortgage Investors Trust Series MLCC 2003-C, Floating Rate Note, 6/25/28

 357,913

 420,131

 0.78

 Merrill Lynch Mortgage Investors Trust Series MLCC 2003-E, Floating Rate Note, 10/25/28

 413,249

 51,931

 1.89

 Merrill Lynch Mortgage Investors Trust Series MLCC 2003-G, Floating Rate Note, 1/25/29

 51,885

 369,648

 0.80

 Merrill Lynch Mortgage Investors Trust Series MLCC 2003-H, Floating Rate Note, 1/25/29

 366,283

 566,527

 0.62

 Merrill Lynch Mortgage Investors Trust Series MLCC 2004-A REMICS, Floating Rate Note, 4/25/29

 539,105

 262,106

 0.66

 Merrill Lynch Mortgage Investors Trust Series MLCC 2004-B, Floating Rate Note, 5/25/29

 249,697

 510,364

 0.72

 Merrill Lynch Mortgage Investors Trust Series MLCC 2004-C, Floating Rate Note, 7/25/29

 473,481

 803,889

 0.72

 Merrill Lynch Mortgage Investors Trust Series MLCC 2004-G, Floating Rate Note, 1/25/30

 761,939

 229,670

 0.93

 Merrill Lynch Mortgage Investors Trust Series MLCC 2004-G, Floating Rate Note, 1/25/30

 223,305

 483,939

 0.62

 Merrill Lynch Mortgage Investors Trust Series MLCC 2005-A, Floating Rate Note, 3/25/30

 459,875

 630,000

 5.05

 Merrill Lynch Mortgage Trust 2005-CIP1, Floating Rate Note, 7/12/38

 638,030

 1,882,619

 5.46

 Merrill Lynch Mortgage Trust 2005-CKI1, Floating Rate Note, 11/12/37

 1,924,594

 1,483,751

 5.29

 Merrill Lynch Mortgage Trust 2005-LC1, Floating Rate Note, 1/12/44

 1,531,031

 335,352

 4.75

 Merrill Lynch Mortgage Trust 2005-MCP1, Floating Rate Note, 6/12/43

 337,922

 1,489,717

 5.65

 ML-CFC Commercial Mortgage Trust 2006-1, Floating Rate Note, 2/12/39

 1,546,201

 128,391

 5.30

 Morgan Stanley Capital I Trust 2004-IQ8, Floating Rate Note, 6/15/40

 128,997

 1,250,000

 5.07

 Morgan Stanley Capital I Trust 2005-HQ6 REMICS, Floating Rate Note, 8/13/42

 1,272,711

 1,722,587

 Morgan Stanley Capital I Trust 2005-HQ6, 4.989%, 8/13/42

 1,735,391

 661,925

 5.23

 Morgan Stanley Capital I Trust 2005-IQ10, Floating Rate Note, 9/15/42

 674,580

 18,328

 Morgan Stanley Capital I Trust 2005-TOP17, 4.78%, 12/13/41

 18,311

 1,749,388

 Morgan Stanley Capital I Trust 2005-TOP19, 4.89%, 6/12/47

 1,768,656

 1,435,000

 5.16

 Morgan Stanley Capital I Trust 2006-TOP21, Floating Rate Note, 10/12/52

 1,476,520

 425,000

 0.28

 Morgan Stanley Capital I, Inc., Floating Rate Note, 10/15/20 (144A)

 423,706

 94,475

 Morgan Stanley Dean Witter Capital I Trust 2001-TOP3, 6.79%, 7/15/33

 97,903

 816,732

 0.43

 Morgan Stanley Mortgage Loan Trust 2005-5AR, Floating Rate Note, 9/25/35

 809,473

 485,143

 0.44

 Morgan Stanley Mortgage Loan Trust 2005-6AR, Floating Rate Note, 11/25/35

 466,464

 454,648

 0.43

 Morgan Stanley Mortgage Loan Trust 2005-6AR, Floating Rate Note, 11/25/35

 446,966

 451,970

 0.94

 MortgageIT Trust 2004-1, Floating Rate Note, 11/25/34

 437,991

 640,109

 0.90

 MortgageIT Trust 2004-2, Floating Rate Note, 12/25/34

 625,410

 192,615

 NCUA Guaranteed Notes Trust REMICS, 1.6%, 10/29/20

 193,498

 375,300

 0.68

 NCUA Guaranteed Notes Trust REMICS, Floating Rate Note, 3/2/21 (e)

 377,493

 272,699

 0.47

 NewStar Commercial Loan Trust 2007-1, Floating Rate Note, 9/30/22 (144A)

 268,006

 203,472

 Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2003-A3, 5.5%, 8/25/33 (Step)

 213,068

 97,489

 1.36

 NorthStar 2012-1 Mortgage Trust, Floating Rate Note, 8/27/29 (144A)

 97,491

 200,000

 4.40

 NorthStar 2012-1 Mortgage Trust, Floating Rate Note, 8/27/29 (144A)

 201,220

 736,286

 2.01

 NorthStar 2013-1, Floating Rate Note, 8/27/29 (144A)

 736,976

 1,275,490

 0.47

 Opteum Mortgage Acceptance Corp Trust 2005-4, Floating Rate Note, 11/25/35

 1,199,162

 11,839

 0.46

 Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates 2005-1, Floating Rate Note, 2/25/35

 11,840

 51,931

 0.41

 Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates 2005-5, Floating Rate Note, 12/25/35

 51,486

 387,777

 ORES 2014-LV3 LLC, 3.0%, 3/27/24 (144A) (e)

 387,787

 205,790

 ORES NPL 2013-LV2 LLC, 3.081%, 9/25/25 (144A)

 205,790

 222,843

 PHH Mortgage Capital LLC, 7.0%, 12/25/27 (Step) (144A)

 224,819

 427,844

 RAAC Series 2004-SP2 Trust, 6.0%, 1/25/32

 435,758

 1,500,000

 2.30

 RAIT 2014-FL2 Trust, Floating Rate Note, 5/15/31 (144A)

 1,479,568

 1,000,000

 1.40

 RAIT 2014-FL3 Trust, Floating Rate Note, 12/15/31 (144A) (e)

 1,009,224

 204,861

 0.71

 RALI Series 2002-QS16 Trust, Floating Rate Note, 10/25/17

 196,435

 190,873

 RALI Series 2003-QR24 Trust REMICS, 4.0%, 7/25/33

 191,570

 754,776

 RALI Series 2003-QR24 Trust REMICS, 4.0%, 7/25/33

 761,687

 664,098

 0.66

 RALI Series 2003-QS11 Trust, Floating Rate Note, 6/25/33

 618,449

 35,902

 RALI Series 2003-QS14 Trust, 5.0%, 7/25/18

 36,479

 160,214

 RALI Series 2003-QS15 Trust, 5.5%, 8/25/33

 166,144

 436,114

 0.81

 RALI Series 2003-QS6 Trust, Floating Rate Note, 3/25/33

 414,535

 437,908

 0.61

 RALI Series 2003-QS9 Trust, Floating Rate Note, 5/25/18

 425,022

 371,941

 RALI Series 2004-QR1 Trust, 5.25%, 10/25/34

 373,928

 60,128

 RALI Series 2004-QS1 Trust, 4.25%, 1/25/34

 60,169

 19,883

 0.71

 RALI Series 2004-QS1 Trust, Floating Rate Note, 1/25/34

 19,869

 222,309

 RALI Series 2004-QS5 Trust, 4.75%, 4/25/34

 228,067

 94,436

 0.76

 RALI Series 2004-QS5 Trust, Floating Rate Note, 4/25/34

 93,031

 80,698

 6.28

 RAMP Series 2004-SL4 Trust, Floating Rate Note, 5/25/18

 81,742

 917,375

 RBS Greenwich Capital Mortgage Loan Trust, 3.686%, 4/15/24 (144A)

 919,005

 250,000

 4.85

 RBS Greenwich Capital Mortgage Loan Trust, Floating Rate Note, 4/15/24 (144A)

 252,773

 869,847

 0.65

 RBSSP Resecuritization Trust 2009-5, Floating Rate Note, 8/25/37 (144A)

 832,407

 222,781

 0.48

 Regatta Funding, Ltd., Floating Rate Note, 6/15/20 (144A)

 221,609

 609,254

 1.61

 RESI Finance LP 2003-CB1, Floating Rate Note, 7/9/35

 587,031

 557,141

 1.56

 RESI Finance LP, Floating Rate Note, 9/10/35 (144A)

 482,962

 475,808

 0.93

 RESI MAC, 2014-1A, Floating Rate Note, 6/12/19

 476,202

 1,412,586

 0.55

 Residential Asset Securitization Trust 2003-A2, Floating Rate Note, 5/25/33

 1,293,917

 423,144

 Residential Asset Securitization Trust 2004-A9, 5.75%, 12/25/34

 440,956

 1,480,000

 1.21

 Resource Capital Corp 2014-CRE2, Ltd., Floating Rate Note, 4/15/32 (144A)

 1,478,313

 1,000,000

 2.30

 Resource Capital Corp. CRE Notes 2013, Ltd., Floating Rate Note, 6/15/16 (144A)

 1,004,846

 154,388

 RFMSI Series 2005-S5 Trust, 5.25%, 7/25/35

 159,337

 353,853

 Rialto Capital Management LLC, 2.85%, 5/15/24 (144A) (e)

 353,824

 1,131,746

 RREF 2014-LT6 LLC, 2.75%, 9/15/24 (144A)

 1,132,113

 1,009,819

 Selene Non-Performing Loans LLC, 2.9814%, 5/25/54 (Step) (144A)

 1,001,014

 680,267

 0.78

 Sequoia Mortgage Trust 2003-5, Floating Rate Note, 9/20/33

 662,149

 216,115

 0.80

 Sequoia Mortgage Trust 2004-10, Floating Rate Note, 11/20/34

 205,421

 1,530,752

 0.42

 Sequoia Mortgage Trust 2004-12 REMICS, Floating Rate Note, 1/20/35

 1,447,938

 280,710

 0.62

 Sequoia Mortgage Trust 2004-12 REMICS, Floating Rate Note, 1/20/35

 259,754

 221,606

 1.77

 Sequoia Mortgage Trust 2004-7, Floating Rate Note, 8/20/34

 223,098

 607,912

 0.84

 Sequoia Mortgage Trust 2004-9, Floating Rate Note, 10/20/34

 580,117

 498,790

 0.58

 Sequoia Mortgage Trust 2005-1, Floating Rate Note, 2/20/35

 482,186

 360,320

 2.25

 Sequoia Mortgage Trust 2013-8, Floating Rate Note, 6/25/43

 341,571

 145,442

 3.00

 Sequoia Mortgage Trust 2013-8, Floating Rate Note, 6/25/43

 144,345

 474,451

 SilverLeaf Finance XVII LLC, 2.71%, 3/16/26 (144A)

 474,355

 290,000

 1.88

 Silverstone Master Issuer Plc, Floating Rate Note, 1/21/55 (144A)

 297,573

 630,000

 Small Business Administration Participation Certificates, 2.24%, 4/15/43 (144A)

 626,963

 201,977

 2.22

 Springleaf Mortgage Loan Trust 2012-2, Floating Rate Note, 10/25/57 (144A)

 204,793

 611,223

 1.45

 Starwood Property Mortgage Trust 2013-FV1, Floating Rate Note, 8/11/28 (144A)

 611,685

 143,939

 2.86

 Structured Adjustable Rate Mortgage Loan Trust Class 1A1, Floating Rate Note, 3/25/34

 144,097

 75,161

 2.52

 Structured Adjustable Rate Mortgage Loan Trust, Floating Rate Note, 11/25/34

 73,808

 987,090

 1.00

 Structured Adjustable Rate Mortgage Loan Trust, Floating Rate Note, 11/25/34

 906,811

 481,606

 0.49

 Structured Adjustable Rate Mortgage Loan Trust, Floating Rate Note, 8/25/35

 459,082

 401,951

 0.81

 Structured Asset Mortgage Investments II Trust 2004-AR5, Floating Rate Note, 10/19/34

 379,002

 1,335,707

 0.83

 Structured Asset Mortgage Investments II Trust 2004-AR8, Floating Rate Note, 5/19/35

 1,302,227

 598,823

 4.23

 Structured Asset Mortgage Investments II Trust 2005-AR2, Floating Rate Note, 5/25/45

 477,297

 127,832

 0.65

 Structured Asset Mortgage Investments II Trust 2005-F1 REMICS, Floating Rate Note, 8/26/35

 127,004

 388,377

 1.05

 Structured Asset Mortgage Investments Trust 2002-AR5, Floating Rate Note, 5/19/33

 379,078

 162,290

 2.69

 Structured Asset Securities Corp. Mortgage Certificates Series 2003-31A, Floating Rate Note, 10/25/33

 160,559

 162,650

 Structured Asset Securities Corp. Mortgage Loan Trust 2005-2XS, 4.65%, 2/25/35 (Step)

 165,759

 948,327

 2.45

 Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2003-24A, Floating Rate Note, 7/25/33

 939,738

 280,933

 0.66

 Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2003-35, Floating Rate Note, 12/25/33

 277,562

 750,000

 0.83

 T2 Income Fund CLO, Ltd., Floating Rate Note, 7/15/19 (144A)

 740,500

 133,275

 2.15

 Thornburg Mortgage Securities Trust 2003-3, Floating Rate Note, 6/25/43

 132,434

 214,327

 1.56

 Thornburg Mortgage Securities Trust 2004-1, Floating Rate Note, 3/25/44

 212,729

 1,018,990

 0.90

 Thornburg Mortgage Securities Trust 2004-3, Floating Rate Note, 9/25/34

 986,888

 203,657

 1.91

 Thornburg Mortgage Securities Trust 2004-4, Floating Rate Note, 12/25/44

 200,896

 654,048

 1.63

 Thornburg Mortgage Securities Trust Class II2A, Floating Rate Note, 3/25/44

 641,794

 201,671

 1.77

 Thornburg Mortgage Securities Trust Class II4A, Floating Rate Note, 3/25/44

 195,429

 525,000

 TimberStar Trust 1 REMICS, 5.668%, 10/15/36 (144A)

 562,467

 487,000

 4.15

 Trafigura Securitisation Finance Plc, Floating Rate Note, 10/15/15 (144A)

 489,125

 1,516,448

 Vericrest Opportunity Loan Transferee 2014-NPL4 LLC, 3.125%, 4/27/54 (Step) (144A)

 1,507,554

 738,314

 VFC 2014-2 LLC, 2.75%, 7/20/30 (144A)

 738,195

 250,526

 VOLT XX LLC, 3.625%, 2/1/39 (Step) (144A)

 251,420

 312,198

 VOLT XXIII LLC, 3.625%, 11/25/53 (Step)

 313,738

 332,721

 VOLT XXIV LLC, 3.25%, 11/25/53 (Step)

 333,152

 549,297

 5.08

 Wachovia Bank Commercial Mortgage Trust Series 2005-C17, Floating Rate Note, 3/15/42

 549,270

 986,740

 Wachovia Bank Commercial Mortgage Trust Series 2005-C18, 4.935%, 4/15/42

 991,243

 2,141,753

 5.12

 Wachovia Bank Commercial Mortgage Trust Series 2005-C20 REMICS, Floating Rate Note, 7/15/42

 2,173,052

 505,949

 5.24

 Wachovia Bank Commercial Mortgage Trust Series 2005-C21, Floating Rate Note, 10/17/44

 517,144

 905,086

 5.27

 Wachovia Bank Commercial Mortgage Trust Series 2005-C22 REMICS, Floating Rate Note, 12/15/44

 929,718

 1,273,491

 5.42

 Wachovia Bank Commercial Mortgage Trust Series 2006-C23 REMICS, Floating Rate Note, 1/15/45

 1,311,118

 272,000

 5.66

 Wachovia Bank Commercial Mortgage Trust Series 2006-C24, Floating Rate Note, 3/15/45

 279,021

 1,008,835

 5.71

 Wachovia Bank Commercial Mortgage Trust Series 2006-C25, Floating Rate Note, 5/15/43

 1,050,921

 394,451

 1.52

 WaMu Mortgage Pass-Through Certificates Series 2002-AR6 Trust, Floating Rate Note, 6/25/42

 380,455

 1,152,299

 2.41

 WaMu Mortgage Pass-Through Certificates Series 2003-AR9 Trust, Floating Rate Note, 9/25/33

 1,185,490

 559,153

 WaMu Mortgage Pass-Through Certificates Series 2003-S10, 5.0%, 10/25/18

 574,962

 592,479

 Welk Resorts 2013-A LLC, 3.1%, 3/15/29 (144A)

 597,016

 453,135

 0.98

 Wells Fargo Alternative Loan 2005-2 Trust, Floating Rate Note, 10/25/35

 449,614

 690,000

 1.18

 Wells Fargo Commercial Mortgage Trust 2014-TISH, Floating Rate Note, 2/16/27 (144A)

 689,888

 454,809

 0.75

 Wells Fargo Mortgage Backed Securities 2005-4 Trust, Floating Rate Note, 4/25/35

 437,903

 242,844

 4.83

 Wells Fargo Mortgage Backed Securities 2005-AR6 Trust, Floating Rate Note, 4/25/35

 243,501

 25,550

 Wells Fargo Mortgage Backed Securities 2006-16 Trust, 5.0%, 11/25/36

 26,360

 170,101

 2.62

 Wells Fargo Mortgage Backed Securities Trust, Floating Rate Note, 8/25/34

 170,361

 925,570

 Westgate Resorts 2014-1 LLC, 2.15%, 12/20/26 (144A)

 917,301

 389,368

 0.45

 Westwood CDO II, Ltd., Floating Rate Note, 4/25/22 (144A)

 386,439

 TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS

 (Cost $299,082,551)

 $

 297,298,809

 CORPORATE BONDS - 30.1%

 Energy - 1.8%

 Oil & Gas Equipment & Services - 0.1%

 775,000

 National Oilwell Varco, Inc., 1.35%, 12/1/17

 $

 768,691

 Integrated Oil & Gas - 0.5%

 1,000,000

 ConocoPhillips Co., 1.05%, 12/15/17

 $

 988,691

 750,000

 Hess Corp., 1.3%, 6/15/17

 742,456

 750,000

 0.44

 Shell International Finance BV, Floating Rate Note, 11/15/16

 751,902

 1,115,000

 0.61

 Total Capital Canada, Ltd., Floating Rate Note, 1/15/16

 1,119,189

 $

 3,602,238

 Oil & Gas Exploration & Production - 0.1%

 277,000

 0.61

 Canadian Natural Resources, Ltd., Floating Rate Note, 3/30/16

 $

 277,201

 651,000

 Marathon Oil Corp., 0.9%, 11/1/15

 651,456

 $

 928,657

 Oil & Gas Refining & Marketing - 0.2%

 500,000

 GS Caltex Corp., 3.25%, 10/1/18 (144A)

 $

 514,514

 750,000

 Phillips 66, 2.95%, 5/1/17

 776,334

 $

 1,290,848

 Oil & Gas Storage & Transportation - 0.9%

 500,000

 0.88

 Enbridge, Inc., Floating Rate Note, 10/1/16

 $

 502,366

 725,000

 Energy Transfer Partners LP, 5.95%, 2/1/15

 730,675

 1,000,000

 Enterprise Products Operating LLC, 3.2%, 2/1/16

 1,027,759

 1,010,000

 Enterprise Products Operating LLC, 3.7%, 6/1/15

 1,025,117

 700,000

 Kinder Morgan, Inc. Delaware, 2.0%, 12/1/17

 701,472

 650,000

 TransCanada PipeLines, Ltd., 0.75%, 1/15/16

 649,978

 490,000

 TransCanada PipeLines, Ltd., 0.875%, 3/2/15

 490,586

 690,000

 0.91

 TransCanada PipeLines, Ltd., Floating Rate Note, 6/30/16

 694,564

 750,000

 Williams Partners LP, 3.8%, 2/15/15

 754,310

 $

 6,576,827

 Total Energy

 $

 13,167,261

 Materials - 0.4%

 Fertilizers & Agricultural Chemicals - 0.1%

 1,000,000

 Monsanto Co., 1.15%, 6/30/17

 $

 998,802

 Diversified Metals & Mining - 0.2%

 500,000

 0.48

 BHP Billiton Finance USA, Ltd., Floating Rate Note, 9/30/16

 $

 499,824

 560,000

 1.07

 Rio Tinto Finance USA Plc, Floating Rate Note, 6/17/16

 564,210

 $

 1,064,034

 Steel - 0.1%

 1,000,000

 1.40

 Glencore Funding LLC, Floating Rate Note, 5/27/16 (144A)

 $

 1,005,353

 Total Materials

 $

 3,068,189

 Capital Goods - 1.2%

 Aerospace & Defense - 0.3%

 586,000

 L-3 Communications Corp., 1.5%, 5/28/17

 $

 582,984

 500,000

 Precision Castparts Corp., 1.25%, 1/15/18

 495,810

 1,050,000

 The Boeing Co., 0.95%, 5/15/18

 1,029,778

 500,000

 0.73

 United Technologies Corp., Floating Rate Note, 6/1/15

 501,136

 $

 2,609,708

 Industrial Conglomerates - 0.1%

 640,000

 Tyco Electronics Group SA, 1.6%, 2/3/15

 $

 641,075

 Construction & Farm Machinery & Heavy Trucks - 0.5%

 1,098,000

 John Deere Capital Corp., 1.05%, 10/11/16

 $

 1,105,518

 750,000

 John Deere Capital Corp., 1.05%, 12/15/16

 753,275

 950,000

 John Deere Capital Corp., 2.95%, 3/9/15

 956,850

 1,090,000

 0.52

 John Deere Capital Corp., Floating Rate Note, 10/11/16

 1,092,636

 $

 3,908,279

 Trading Companies & Distributors - 0.3%

 1,100,000

 Aircastle, Ltd., 6.75%, 4/15/17

 $

 1,179,750

 750,000

 GATX Corp., 1.25%, 3/4/17

 746,767

 $

 1,926,517

 Total Capital Goods

 $

 9,085,579

 Transportation - 0.1%

 Trucking - 0.1%

 500,000

 Ryder System, Inc., 3.15%, 3/2/15

 $

 503,288

 Total Transportation

 $

 503,288

 Automobiles & Components - 2.0%

 Auto Parts & Equipment - 0.1%

 700,000

 Johnson Controls, Inc., 1.4%, 11/2/17

 $

 698,016

 Automobile Manufacturers - 1.9%

 1,000,000

 Daimler Finance North America LLC, 1.45%, 8/1/16 (144A)

 $

 1,007,260

 965,000

 Daimler Finance North America LLC, 1.65%, 4/10/15 (144A)

 968,757

 750,000

 0.58

 Daimler Finance North America LLC, Floating Rate Note, 3/10/17 (144A)

 750,676

 617,000

 0.57

 Daimler Finance North America LLC, Floating Rate Note, 8/1/17 (144A)

 616,181

 500,000

 Ford Motor Credit Co LLC, 1.7%, 5/9/16

 503,895

 700,000

 Ford Motor Credit Co LLC, 1.724%, 12/6/17

 695,961

 750,000

 0.75

 Ford Motor Credit Co LLC, Floating Rate Note, 9/8/17

 747,340

 250,000

 Ford Motor Credit Co. LLC, 2.375%, 1/16/18

 253,034

 950,000

 Ford Motor Credit Co. LLC, 2.75%, 5/15/15

 958,525

 500,000

 Ford Motor Credit Co. LLC, 2.875%, 10/1/18

 512,380

 200,000

 Ford Motor Credit Co. LLC, 3.875%, 1/15/15

 200,774

 1,000,000

 Hyundai Motor Manufacturing Czech s.r.o., 4.5%, 4/15/15 (144A)

 1,013,746

 1,000,000

 Nissan Motor Acceptance Corp., 2.65%, 9/26/18 (144A)

 1,021,460

 600,000

 Nissan Motor Acceptance Corp., 4.5%, 1/30/15 (144A)

 603,917

 500,000

 0.78

 Nissan Motor Acceptance Corp., Floating Rate Note, 3/3/17 (144A)

 501,227

 750,000

 Toyota Motor Credit Corp., 1.125%, 5/16/17

 750,284

 1,000,000

 0.45

 Volkswagen Group of America Finance LLC, Floating Rate Note, 5/23/16 (144A)

 998,941

 750,000

 Volkswagen International Finance NV, 1.125%, 11/18/16 (144A)

 752,133

 750,000

 Volkswagen International Finance NV, 1.15%, 11/20/15 (144A)

 754,312

 500,000

 Volkswagen International Finance NV, 1.6%, 11/20/17 (144A)

 501,855

 $

 14,112,658

 Total Automobiles & Components

 $

 14,810,674

 Consumer Services - 0.1%

 Restaurants - 0.1%

 605,000

 Starbucks Corp., 0.875%, 12/5/16

 $

 605,145

 Total Consumer Services

 $

 605,145

 Media - 0.3%

 Broadcasting - 0.1%

 750,000

 Discovery Communications LLC, 3.7%, 6/1/15

 $

 761,338

 Movies & Entertainment - 0.1%

 500,000

 Viacom, Inc., 2.5%, 9/1/18

 $

 506,768

 Publishing - 0.1%

 250,000

 Thomson Reuters Corp., 0.875%, 5/23/16

 $

 249,720

 500,000

 Thomson Reuters Corp., 1.3%, 2/23/17

 499,863

 $

 749,583

 Total Media

 $

 2,017,689

 Food & Staples Retailing - 0.4%

 Drug Retail - 0.3%

 1,000,000

 Walgreen Co., 1.0%, 3/13/15

 $

 1,001,640

 1,000,000

 Walgreen Co., 1.8%, 9/15/17

 1,006,714

 $

 2,008,354

 Hypermarkets & Super Centers - 0.1%

 740,000

 Costco Wholesale Corp., 1.125%, 12/15/17

 $

 737,642

 Total Food & Staples Retailing

 $

 2,745,996

 Food, Beverage & Tobacco - 0.5%

 Brewers - 0.2%

 225,000

 Anheuser-Busch Companies LLC, 5.0%, 1/15/15

 $

 225,957

 500,000

 0.42

 Anheuser-Busch InBev Finance, Inc., Floating Rate Note, 1/27/17

 499,896

 580,000

 Anheuser-Busch InBev Worldwide, Inc., 4.125%, 1/15/15

 582,582

 500,000

 SABMiller Holdings, Inc., 1.85%, 1/15/15 (144A)

 500,857

 $

 1,809,292

 Soft Drinks - 0.0%†

 189,000

 Coca-Cola Enterprises, Inc., 2.125%, 9/15/15

 $

 191,318

 Packaged Foods & Meats - 0.3%

 250,000

 General Mills, Inc., 0.875%, 1/29/16

 $

 250,638

 565,000

 0.44

 General Mills, Inc., Floating Rate Note, 1/28/16

 565,134

 1,000,000

 Wm Wrigley Jr Co., 2.0%, 10/20/17 (144A)

 1,012,209

 $

 1,827,981

 Tobacco - 0.0%†

 310,000

 Altria Group, Inc., 4.125%, 9/11/15

 $

 318,299

 Total Food, Beverage & Tobacco

 $

 4,146,890

 Household & Personal Products - 0.1%

 Household Products - 0.1%

 500,000

 Reckitt Benckiser Treasury Services Plc, 2.125%, 9/21/18 (144A)

 $

 504,988

 Total Household & Personal Products

 $

 504,988

 Health Care Equipment & Services - 1.1%

 Health Care Equipment - 0.5%

 500,000

 Baxter International, Inc., 0.95%, 6/1/16

 $

 500,868

 750,000

 Baxter International, Inc., 4.625%, 3/15/15

 759,170

 500,000

 Boston Scientific Corp., 2.65%, 10/1/18

 504,690

 750,000

 CareFusion Corp., 1.45%, 5/15/17

 744,547

 750,000

 Covidien International Finance SA, 1.35%, 5/29/15

 752,870

 510,000

 St. Jude Medical, Inc., 2.5%, 1/15/16

 519,456

 $

 3,781,601

 Health Care Distributors - 0.1%

 500,000

 Cardinal Health, Inc., 4.0%, 6/15/15

 $

 510,196

 235,000

 0.63

 McKesson Corp., Floating Rate Note, 9/10/15

 235,307

 $

 745,503

 Health Care Services - 0.4%

 1,482,000

 Express Scripts Holding Co., 2.1%, 2/12/15

 $

 1,485,818

 750,000

 Express Scripts Holding Co., 2.25%, 6/15/19

 748,982

 1,000,000

 Express Scripts Holding Co., 3.125%, 5/15/16

 1,032,352

 $

 3,267,152

 Managed Health Care - 0.1%

 500,000

 UnitedHealth Group, Inc., 1.875%, 11/15/16

 $

 510,301

 Total Health Care Equipment & Services

 $

 8,304,557

 Pharmaceuticals, Biotechnology & Life Sciences - 0.5%

 Biotechnology - 0.1%

 500,000

 Amgen, Inc., 2.5%, 11/15/16

 $

 513,242

 Pharmaceuticals - 0.3%

 750,000

 Bayer US Finance LLC, 1.5%, 10/6/17 (144A)

 $

 753,074

 750,000

 0.38

 Pfizer, Inc., Floating Rate Note, 5/15/17

 749,429

 500,000

 Zoetis, Inc., 1.15%, 2/1/16

 500,557

 $

 2,003,060

 Life Sciences Tools & Services - 0.1%

 1,000,000

 Thermo Fisher Scientific, Inc., 2.4%, 2/1/19

 $

 1,005,325

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 3,521,627

 Banks - 7.9%

 Diversified Banks - 4.9%

 750,000

 0.64

 Abbey National Treasury Services Plc London, Floating Rate Note, 9/29/17

 $

 749,159

 500,000

 ABN AMRO Bank NV, 1.375%, 1/22/16 (144A)

 503,140

 750,000

 1.04

 ABN AMRO Bank NV, Floating Rate Note, 10/28/16 (144A)

 755,655

 1,000,000

 ANZ New Zealand Int'l, Ltd. London, 1.125%, 3/24/16 (144A)

 1,005,652

 575,000

 Bank of America Corp., 1.25%, 1/11/16

 577,284

 500,000

 Bank of America Corp., 1.35%, 11/21/16

 500,842

 500,000

 Bank of America Corp., 3.7%, 9/1/15

 511,216

 210,000

 Bank of America Corp., 4.5%, 4/1/15

 212,744

 2,000,000

 1.05

 Bank of America Corp., Floating Rate Note, 3/22/16

 2,009,636

 408,000

 0.84

 Bank of America Corp., Floating Rate Note, 8/25/17

 407,556

 500,000

 Bank of Montreal, 0.8%, 11/6/15

 501,280

 229,000

 0.81

 Barclays Bank Plc, Floating Rate Note, 2/17/17

 229,654

 550,000

 1.48

 BPCE SA, Floating Rate Note, 4/25/16

 557,025

 500,000

 Citigroup, Inc., 1.3%, 4/1/16

 501,952

 650,000

 0.59

 Commonwealth Bank of Australia, Floating Rate Note, 3/13/17 (144A)

 651,028

 460,000

 1.03

 Commonwealth Bank of Australia, Floating Rate Note, 9/18/15 (144A)

 462,759

 750,000

 0.50

 Commonwealth Bank of Australia, Floating Rate Note, 9/8/17 (144A)

 749,588

 500,000

 0.71

 Cooperatieve Centrale Raiffeisen-Boerenleenbank BA New York, Floating Rate Note, 3/18/16

 502,064

 500,000

 Export-Import Bank of Korea, 1.25%, 11/20/15

 502,454

 750,000

 HSBC Bank Middle East, Ltd., 3.0%, 10/21/15

 761,962

 750,000

 HSBC Bank Plc, 3.5%, 6/28/15 (144A)

 763,544

 1,280,000

 HSBC USA, Inc., 2.375%, 2/13/15

 1,285,073

 750,000

 0.53

 HSBC USA, Inc., Floating Rate Note, 6/23/17

 750,348

 500,000

 Intesa Sanpaolo S.p.A., 3.125%, 1/15/16

 509,900

 1,375,000

 Intesa Sanpaolo S.p.A., 3.625%, 8/12/15 (144A)

 1,397,602

 492,000

 JPMorgan Chase & Co., 1.1%, 10/15/15

 493,962

 965,000

 JPMorgan Chase & Co., 1.875%, 3/20/15

 969,473

 265,000

 JPMorgan Chase & Co., 3.4%, 6/24/15

 269,297

 500,000

 3.70

 JPMorgan Chase & Co., Floating Rate Note, 2/25/21

 514,700

 250,000

 0.69

 Nordea Bank AB, Floating Rate Note, 5/13/16 (144A)

 251,102

 1,000,000

 Royal Bank of Canada, 1.45%, 9/9/16

 1,010,531

 550,000

 0.56

 Royal Bank of Canada, Floating Rate Note, 1/23/17

 551,057

 1,000,000

 0.47

 Royal Bank of Canada, Floating Rate Note, 6/16/17

 999,746

 500,000

 Standard Chartered Plc, 3.85%, 4/27/15 (144A)

 506,305

 750,000

 0.66

 Sumitomo Mitsui Banking Corp., Floating Rate Note, 1/10/17

 750,004

 300,000

 0.90

 Sumitomo Mitsui Banking Corp., Floating Rate Note, 7/19/16

 301,665

 500,000

 1.01

 Sumitomo Mitsui Trust Bank, Ltd., Floating Rate Note, 9/16/16 (144A)

 503,108

 1,000,000

 0.70

 Svenska Handelsbanken AB, Floating Rate Note, 9/23/16

 1,004,860

 200,000

 0.52

 Svenska Handelsbanken New York NY, Floating Rate Note, 1/16/15

 200,085

 500,000

 The Bank of Nova Scotia, 1.1%, 12/13/16

 502,126

 500,000

 The Bank of Nova Scotia, 1.375%, 7/15/16

 504,664

 500,000

 The Bank of Nova Scotia, 1.45%, 4/25/18

 495,376

 1,000,000

 The Bank of Tokyo-Mitsubishi UFJ, Ltd., 1.55%, 9/9/16 (144A)

 1,009,199

 500,000

 0.64

 The Bank of Tokyo-Mitsubishi UFJ, Ltd., Floating Rate Note, 3/10/17 (144A)

 499,213

 500,000

 0.54

 The Bank of Tokyo-Mitsubishi UFJ, Ltd., Floating Rate Note, 9/8/17 (144A)

 497,676

 500,000

 The Huntington National Bank, 1.3%, 11/20/16

 501,180

 500,000

 0.66

 The Huntington National Bank, Floating Rate Note, 4/24/17

 500,296

 750,000

 0.86

 The Korea Development Bank, Floating Rate Note, 1/22/17

 751,677

 500,000

 The Toronto-Dominion Bank, 1.4%, 4/30/18

 496,339

 500,000

 0.48

 The Toronto-Dominion Bank, Floating Rate Note, 5/2/17

 499,636

 500,000

 0.69

 The Toronto-Dominion Bank, Floating Rate Note, 9/9/16

 502,112

 755,000

 US Bancorp, 2.45%, 7/27/15

 765,666

 500,000

 Wells Fargo & Co., 1.25%, 7/20/16

 503,694

 1,050,000

 Wells Fargo & Co., 1.5%, 7/1/15

 1,057,677

 575,000

 0.86

 Wells Fargo & Co., Floating Rate Note, 4/23/18

 578,114

 500,000

 Westpac Banking Corp., 4.2%, 2/27/15

 504,493

 1,000,000

 0.56

 Westpac Banking Corp., Floating Rate Note, 5/19/17

 1,000,967

 $

 36,855,117

 Regional Banks - 3.0%

 103,000

 BB&T Corp., 1.6%, 8/15/17

 $

 103,441

 500,000

 Branch Banking & Trust Co., 1.35%, 10/1/17

 501,784

 500,000

 Branch Banking & Trust Co., 2.3%, 10/15/18

 508,890

 250,000

 0.53

 Branch Banking & Trust Co., Floating Rate Note, 5/23/17

 248,437

 500,000

 0.55

 Branch Banking & Trust Co., Floating Rate Note, 9/13/16

 498,951

 700,000

 0.68

 Capital One NA, Floating Rate Note, 3/22/16

 701,470

 730,000

 0.65

 Fifth Third Bancorp, Floating Rate Note, 12/20/16

 727,481

 750,000

 Fifth Third Bank Cincinnati Ohio, 1.15%, 11/18/16

 752,860

 1,250,000

 Fifth Third Bank Cincinnati Ohio, 4.75%, 2/1/15

 1,258,674

 500,000

 0.64

 Fifth Third Bank Cincinnati Ohio, Floating Rate Note, 2/26/16

 501,206

 500,000

 KeyBank NA Cleveland Ohio, 1.1%, 11/25/16

 500,347

 1,000,000

 KeyBank NA Cleveland Ohio, 1.65%, 2/1/18

 1,001,326

 931,000

 KeyCorp, 3.75%, 8/13/15

 951,252

 500,000

 0.61

 Manufacturers & Traders Trust Co., Floating Rate Note, 1/30/17

 500,276

 1,000,000

 0.53

 Manufacturers & Traders Trust Co., Floating Rate Note, 7/25/17

 998,419

 1,000,000

 MUFG Union Bank NA, 2.625%, 9/26/18

 1,021,391

 1,450,000

 0.99

 MUFG Union Bank NA, Floating Rate Note, 9/26/16

 1,460,733

 250,000

 0.58

 National City Bank Cleveland Ohio, Floating Rate Note, 12/15/16

 248,846

 1,000,000

 0.41

 Nordea Bank Finland Plc New York, Floating Rate Note, 6/13/16

 999,694

 450,000

 PNC Bank NA, 1.125%, 1/27/17

 451,312

 550,000

 PNC Bank NA, 1.3%, 10/3/16

 554,357

 500,000

 0.55

 PNC Bank NA, Floating Rate Note, 1/28/16

 500,566

 1,111,000

 0.55

 PNC Bank NA, Floating Rate Note, 4/29/16

 1,111,389

 750,000

 0.53

 PNC Bank NA, Floating Rate Note, 8/1/17

 750,095

 500,000

 SunTrust Bank, 1.35%, 2/15/17

 501,462

 500,000

 0.67

 SunTrust Bank, Floating Rate Note, 2/15/17

 500,222

 430,000

 0.54

 SunTrust Bank, Floating Rate Note, 4/1/15

 430,129

 500,000

 SunTrust Banks, Inc., 3.5%, 1/20/17

 524,414

 600,000

 4.45

 The PNC Financial Services Group, Inc., Floating Rate Note (Perpetual)

 601,500

 750,000

 0.67

 The Toronto-Dominion Bank, Floating Rate Note, 7/2/19

 748,309

 1,077,000

 0.50

 Wachovia Corp., Floating Rate Note, 6/15/17

 1,073,770

 585,000

 1.16

 Wells Fargo & Co., Floating Rate Note, 6/26/15

 587,826

 250,000

 0.44

 Wells Fargo Bank NA, Floating Rate Note, 5/16/16

 248,890

 $

 22,069,719

 Total Banks

 $

 58,924,836

 Diversified Financials - 4.8%

 Other Diversified Financial Services - 0.9%

 500,000

 Bank of America NA, 1.25%, 2/14/17

 $

 500,514

 750,000

 0.91

 Citigroup, Inc., Floating Rate Note, 11/15/16

 752,605

 500,000

 1.03

 Citigroup, Inc., Floating Rate Note, 4/1/16

 502,458

 750,000

 1.19

 Citigroup, Inc., Floating Rate Note, 7/25/16

 755,783

 1,235,000

 General Electric Capital Corp., 1.625%, 7/2/15

 1,244,607

 750,000

 0.51

 General Electric Capital Corp., Floating Rate Note, 5/15/17

 750,525

 296,000

 0.88

 General Electric Capital Corp., Floating Rate Note, 7/12/16

 298,383

 665,000

 1.26

 General Electric Capital Corp., Floating Rate Note, 7/2/15

 669,013

 500,000

 1.38

 General Electric Capital Corp., Floating Rate Note, 8/1/17

 499,218

 500,000

 0.75

 JPMorgan Chase & Co., Floating Rate Note, 2/15/17

 500,223

 320,000

 0.85

 JPMorgan Chase & Co., Floating Rate Note, 2/26/16

 321,138

 $

 6,794,467

 Multi-Sector Holdings - 0.3%

 1,000,000

 0.38

 Berkshire Hathaway Finance Corp., Floating Rate Note, 1/10/17

 $

 999,377

 1,000,000

 0.36

 Berkshire Hathaway Finance Corp., Floating Rate Note, 8/14/17

 998,010

 $

 1,997,387

 Specialized Finance - 0.1%

 175,000

 Harley-Davidson Financial Services, Inc., 3.875%, 3/15/16 (144A)

 $

 181,688

 500,000

 0.53

 National Rural Utilities Cooperative Finance Corp., Floating Rate Note, 11/23/16

 500,976

 150,000

 NYSE Euronext, 2.0%, 10/5/17

 152,612

 $

 835,276

 Consumer Finance - 2.0%

 500,000

 American Express Credit Corp., 1.3%, 7/29/16

 $

 503,048

 750,000

 American Express Credit Corp., 1.75%, 6/12/15

 755,174

 200,000

 1.33

 American Express Credit Corp., Floating Rate Note, 6/12/15

 201,071

 1,000,000

 0.53

 American Express Credit Corp., Floating Rate Note, 9/22/17

 998,053

 500,000

 American Honda Finance Corp., 1.125%, 10/7/16

 504,135

 750,000

 American Honda Finance Corp., 1.2%, 7/14/17

 750,531

 1,675,000

 0.61

 American Honda Finance Corp., Floating Rate Note, 5/26/16 (144A)

 1,681,553

 475,000

 Capital One Financial Corp., 1.0%, 11/6/15

 475,962

 1,500,000

 Capital One Financial Corp., 2.15%, 3/23/15

 1,507,342

 1,000,000

 Caterpillar Financial Services Corp., 1.0%, 11/25/16

 1,004,055

 1,125,000

 Caterpillar Financial Services Corp., 1.35%, 9/6/16

 1,136,411

 500,000

 Hyundai Capital America, 1.875%, 8/9/16 (144A)

 506,082

 1,375,000

 Hyundai Capital America, 3.75%, 4/6/16 (144A)

 1,425,198

 485,000

 0.42

 PACCAR Financial Corp., Floating Rate Note, 6/6/17

 485,000

 3,150,000

 Toyota Motor Credit Corp., 0.75%, 3/3/17 (Step)

 3,143,823

 $

 15,077,438

 Asset Management & Custody Banks - 0.4%

 940,000

 Franklin Resources, Inc., 3.125%, 5/20/15

 $

 951,797

 750,000

 The Bank of New York Mellon Corp., 1.969%, 6/20/17 (Step)

 764,381

 750,000

 The Bank of New York Mellon Corp., 2.95%, 6/18/15

 760,695

 220,000

 The Bank of New York Mellon Corp., 3.1%, 1/15/15

 220,714

 595,000

 0.46

 The Bank of New York Mellon Corp., Floating Rate Note, 10/23/15

 595,962

 $

 3,293,549

 Investment Banking & Brokerage - 1.1%

 275,000

 3.10

 Morgan Stanley, Floating Rate Note, 11/9/18

 $

 290,856

 500,000

 1.48

 Morgan Stanley, Floating Rate Note, 2/25/16

 505,686

 500,000

 1.08

 Morgan Stanley, Floating Rate Note, 6/6/16

 497,839

 650,000

 North American Development Bank, 2.3%, 10/10/18

 661,238

 2,108,000

 Raymond James Financial, Inc., 4.25%, 4/15/16

 2,195,075

 705,000

 TD Ameritrade Holding Corp., 4.15%, 12/1/14

 705,000

 1,500,000

 0.62

 The Bear Stearns Companies LLC, Floating Rate Note, 11/21/16

 1,496,794

 250,000

 The Charles Schwab Corp., 0.85%, 12/4/15

 251,243

 340,000

 The Goldman Sachs Group, Inc., 3.7%, 8/1/15

 346,856

 500,000

 0.73

 The Goldman Sachs Group, Inc., Floating Rate Note, 1/12/15

 500,175

 475,000

 0.68

 The Goldman Sachs Group, Inc., Floating Rate Note, 3/22/16

 474,582

 $

 7,925,344

 Total Diversified Financials

 $

 35,923,461

 Insurance - 6.0%

 Life & Health Insurance - 0.5%

 500,000

 Aflac, Inc., 3.45%, 8/15/15

 $

 509,996

 250,000

 Lincoln National Corp., 4.3%, 6/15/15

 254,589

 500,000

 0.45

 Pricoa Global Funding I, Floating Rate Note, 6/24/16 (144A)

 500,092

 750,000

 Principal Life Global Funding II, 1.2%, 5/19/17 (144A)

 748,285

 390,000

 0.61

 Principal Life Global Funding II, Floating Rate Note, 5/27/16 (144A)

 391,095

 375,000

 Prudential Covered Trust 2012-1, 2.997%, 9/30/15 (144A)

 381,426

 500,000

 Prudential Financial, Inc., 3.875%, 1/14/15

 502,010

 538,000

 Prudential Financial, Inc., 6.2%, 1/15/15

 541,676

 $

 3,829,169

 Multi-line Insurance - 0.6%

 300,000

 Assurant, Inc., 2.5%, 3/15/18

 $

 303,578

 300,000

 0.76

 Metropolitan Life Global Funding I, Floating Rate Note, 7/15/16 (144A)

 301,752

 1,250,000

 Metropolitan Life Insurance Co., 7.7%, 11/1/15 (144A)

 1,326,786

 500,000

 New York Life Global Funding, 1.125%, 3/1/17 (144A)

 501,246

 750,000

 0.23

 New York Life Global Funding, Floating Rate Note, 10/29/15 (144A)

 749,858

 1,050,000

 0.58

 New York Life Global Funding, Floating Rate Note, 5/23/16 (144A)

 1,054,662

 $

 4,237,882

 Property & Casualty Insurance - 0.1%

 737,000

 CNA Financial Corp., 5.85%, 12/15/14

 $

 738,300

 $

 738,300

 Reinsurance - 4.8%

 250,000

 6.35

 Alamo Re, Ltd., Floating Rate Note, 6/7/17 (Cat Bond) (144A)

 $

 261,325

 350,000

 0.00

 Altair Re, Floating Rate Note, 6/30/16 (Cat Bond)

 388,220

 250,000

 Arlington Segregated Account (Kane SAC Ltd.), Variable Rate Notes, 8/1/15

 267,200

 300,000

 4.02

 Armor Re, Ltd., Floating Rate Note, 12/15/16 (Cat Bond) (144A)

 303,420

 500,000

 3.43

 Atlas IX Capital, Ltd., Floating Rate Note, 1/17/19 (Cat Bond) (144A)

 505,800

 250,000

 8.11

 Atlas Reinsurance VII, Ltd., Floating Rate Note, 1/7/16 (Cat Bond) (144A)

 257,425

 500,000

 4.27

 Blue Danube II, Ltd., Floating Rate Note, 5/23/18 (Cat Bond) (144A)

 507,750

 650,000

 10.75

 Blue Danube, Ltd., Floating Rate Note, 4/10/15 (Cat Bond) (144A)

 668,460

 250,000

 2.52

 Bosphorus Re, Ltd., Floating Rate Note, 5/3/16 (Cat Bond) (144A)

 249,875

 500,000

 5.28

 Caelus Re, Ltd., Floating Rate Note, 3/7/16 (Cat Bond) (144A)

 510,400

 750,000

 6.86

 Caelus Re, Ltd., Floating Rate Note, 4/7/17 (Cat Bond) (144A)

 789,825

 250,000

 4.27

 Citrus Re, Ltd., Floating Rate Note, 4/18/17 (Cat Bond) (144A)

 251,800

 600,000

 3.77

 Citrus Re, Ltd., Floating Rate Note, 4/24/17 (Cat Bond) (144A)

 603,180

 400,000

 10.23

 Combine Re, Ltd., Floating Rate Note, 1/7/15 (Cat Bond) (144A)

 402,760

 2,000,000

 4.73

 Combine Re, Ltd., Floating Rate Note, 1/7/15 (Cat Bond) (144A)

 2,003,400

 375,000

 10.26

 Compass Re, Ltd., Floating Rate Note, 1/8/15 (Cat Bond) (144A)

 378,150

 700,000

 Dartmouth Segregated Account (Kane SAC Ltd.), Variable Rate Notes, 12/31/14

 697,340

 500,000

 2.76

 East Lane Re VI, Ltd., Floating Rate Note, 3/14/18 (Cat Bond) (144A)

 498,850

 500,000

 6.66

 East Lane Re, Ltd., Floating Rate Note, 3/13/15 (Cat Bond) (144A)

 506,000

 750,000

 5.02

 Foundation Re III, Ltd., Floating Rate Note, 2/25/15 (Cat Bond) (144A)

 755,175

 750,000

 7.40

 Galileo Re, Ltd., Floating Rate Note, 1/9/19 (Cat Bond) (144A)

 779,475

 600,000

 6.51

 Gator Re, Ltd., Floating Rate Note, 1/9/17 (Cat Bond) (144A)

 615,480

 600,000

 Gloucester Segregated Account (Kane SAC Ltd,), Variable Rate Notes, 6/12/15

 562,080

 750,000

 0.00

 Golden State Re II, Ltd., Floating Rate Note, 1/8/19 (Cat Bond) (144A)

 747,675

 250,000

 13.51

 Ibis Re II, Ltd., Floating Rate Note, 2/5/15 (Cat Bond) (144A)

 255,125

 500,000

 4.02

 Ibis Re II, Ltd., Floating Rate Note, 6/28/16 (Cat Bond) (144A)

 511,650

 350,000

 4.51

 Kilimanjaro Re, Ltd., Floating Rate Note, 4/30/18 (Cat Bond) (144A)

 354,375

 650,000

 4.76

 Kilimanjaro Re, Ltd., Floating Rate Note, 4/30/18 (Cat Bond) (144A)

 663,520

 750,000

 0.00

 Kilimanjaro Re, Ltd., Floating Rate Note, 11/19/19 (Cat Bond) (144A)

 750,000

 450,000

 2.26

 Kizuna II Re, Ltd., Floating Rate Note, 4/6/18 (Cat Bond) (144A)

 453,195

 250,000

 9.76

 Loma Reinsurance, Ltd. Bermuda, Floating Rate Note, 1/8/18 (Cat Bond) (144A)

 259,000

 750,000

 3.98

 Longpoint Re, Ltd. III, Floating Rate Note, 5/18/16 (Cat Bond) (144A)

 764,625

 900,000

 6.02

 Longpoint Re, Ltd., Floating Rate Note, 6/12/15 (Cat Bond) (144A)

 918,990

 650,000

 2.01

 Merna Re V, Ltd., Floating Rate Note, 4/7/17 (Cat Bond) (144A)

 650,065

 500,000

 8.50

 Mythen Re, Ltd., Floating Rate Note, 5/7/15 (Cat Bond) (144A)

 513,750

 750,000

 8.23

 Mythen Re, Ltd., Floating Rate Note, 5/7/15 (Cat Bond) (144A)

 768,975

 750,000

 8.53

 Mythen Re, Ltd., Series 2012-2 Class A, Floating Rate Note, 1/5/17 (Cat Bond) (144A)

 801,000

 250,000

 8.01

 Mythen Re, Ltd., Series 2013-1 Class B, Floating Rate Note, 7/9/15 (Cat Bond) (144A)

 258,900

 500,000

 7.27

 Northshore Re, Ltd., Floating Rate Note, 7/5/16 (Cat Bond) (144A)

 523,200

 500,000

 3.52

 Queen City Re, Floating Rate Note, 1/6/19 (Cat Bond) (144A)

 501,750

 750,000

 7.50

 Queen Street IV Capital, Ltd., Floating Rate Note, 4/9/15 (Cat Bond) (144A)

 757,950

 750,000

 8.51

 Queen Street V Re, Ltd., Floating Rate Note, 4/9/15 (Cat Bond) (144A)

 760,050

 750,000

 8.61

 Queen Street VII Re, Ltd., Floating Rate Note, 4/8/16 (Cat Bond) (144A)

 778,125

 250,000

 6.50

 Queen Street VIII Re, Ltd., Floating Rate Note, 6/8/16 (Cat Bond) (144A)

 253,800

 500,000

 8.76

 Residential Reinsurance 2011, Ltd., Floating Rate Note, 12/6/16 (Cat Bond) (144A)

 515,950

 500,000

 9.01

 Residential Reinsurance 2011, Ltd., Floating Rate Note, 6/6/15 (Cat Bond) (144A)

 517,550

 500,000

 8.91

 Residential Reinsurance 2011, Ltd., Floating Rate Note, 6/6/17 (Cat Bond) (144A)

 523,000

 250,000

 12.76

 Residential Reinsurance 2012, Ltd., Floating Rate Note, 12/6/16 (Cat Bond) (144A)

 274,750

 1,150,000

 4.51

 Residential Reinsurance 2012, Ltd., Floating Rate Note, 12/6/16 (Cat Bond) (144A)

 1,188,295

 250,000

 5.76

 Residential Reinsurance 2012, Ltd., Floating Rate Note, 12/6/16 (Cat Bond) (144A)

 261,075

 250,000

 8.02

 Residential Reinsurance 2012, Ltd., Floating Rate Note, 6/6/16 (Cat Bond) (144A)

 268,125

 250,000

 9.26

 Residential Reinsurance 2013, Ltd., Floating Rate Note, 6/6/17 (Cat Bond) (144A)

 267,225

 250,000

 3.51

 Residential Reinsurance 2014, Ltd., Floating Rate Note, 6/6/18 (Cat Bond) (144A)

 254,250

 320,000

 4.01

 Riverfront Re, Ltd., Floating Rate Note, 1/6/17 (Cat Bond) (144A)

 321,888

 750,000

 3.53

 Sanders Re, Ltd., Floating Rate Note, 5/5/17 (Cat Bond) (144A)

 756,900

 750,000

 4.01

 Sanders Re, Ltd., Floating Rate Note, 5/5/17 (Cat Bond) (144A)

 760,125

 650,000

 3.92

 Sanders Re, Ltd., Floating Rate Note, 6/7/17 (Cat Bond) (144A)

 662,350

 272

 Sector Re V, Ltd., 3/1/18 (Cat Bond) (144A) (d)

 6,806

 300,000

 Sector Re V, Ltd., 3/30/19 (Cat Bond) (144A) (d)

 346,560

 250,000

 Silverton Re, Ltd., 9/16/16 (Cat Bond) (144A) (d)

 305,925

 750,000

 Sirius International Group, Ltd., 6.375%, 3/20/17 (144A)

 830,037

 250,000

 8.51

 Tar Heel Re, Ltd., Floating Rate Note, 5/9/16 (Cat Bond) (144A)

 264,650

 250,000

 6.26

 Tradewynd Re, Ltd., Floating Rate Note, 1/8/15 (Cat Bond) (144A)

 250,450

 250,000

 2.92

 Vita Capital IV, Ltd., Floating Rate Note, 1/15/16 (Cat Bond) (144A)

 251,500

 750,000

 2.73

 Vita Capital V, Ltd., Floating Rate Note, 1/15/17 (Cat Bond) (144A)

 760,500

 250,000

 3.42

 Vita Capital V, Ltd., Floating Rate Note, 1/15/17 (Cat Bond) (144A)

 254,775

 500,000

 2.76

 Vitality Re IV, Ltd., Floating Rate Note, 1/9/17 (Cat Bond) (144A)

 504,250

 500,000

 1.76

 Vitality Re V, Ltd., Floating Rate Note, 1/7/19 (Cat Bond) (144A)

 488,900

 $

 35,844,946

 Total Insurance

 $

 44,650,297

 Real Estate - 0.4%

 Diversified REITs - 0.1%

 650,000

 Digital Realty Trust LP, 4.5%, 7/15/15

 $

 659,024

 Office REITs - 0.1%

 1,000,000

 Mack-Cali Realty LP, 5.125%, 1/15/15

 $

 1,002,886

 Office REITs - 0.1%

 500,000

 Health Care Real Estate Investment Trust, Inc., 2.25%, 3/15/18

 $

 505,992

 290,000

 Senior Housing Properties Trust, 4.3%, 1/15/16

 297,099

 $

 803,091

 Specialized REITs - 0.1%

 500,000

 Ventas Realty LP, 3.125%, 11/30/15

 $

 510,694

 Total Real Estate

 $

 2,975,695

 Software & Services - 0.2%

 Systems Software - 0.2%

 300,000

 Oracle Corp., 2.25%, 10/8/19

 $

 302,660

 500,000

 Oracle Corp., 2.375%, 1/15/19

 510,722

 575,000

 0.43

 Oracle Corp., Floating Rate Note, 7/7/17

 575,294

 $

 1,388,676

 Total Software & Services

 $

 1,388,676

 Technology Hardware & Equipment - 0.0%†

 Computer Storage & Peripherals - 0.0%†

 400,000

 0.29

 Apple, Inc., Floating Rate Note, 5/3/16

 $

 399,910

 Total Technology Hardware & Equipment

 $

 399,910

 Semiconductors & Semiconductor Equipment - 0.3%

 Semiconductors - 0.3%

 500,000

 Altera Corp., 2.5%, 11/15/18

 $

 504,666

 700,000

 Intel Corp., 1.35%, 12/15/17

 699,434

 450,000

 Micron Semiconductor Asia Pte, Ltd., 1.258%, 1/15/19

 449,539

 500,000

 Texas Instruments, Inc., 0.875%, 3/12/17

 500,246

 $

 2,153,885

 Total Semiconductors & Semiconductor Equipment

 $

 2,153,885

 Telecommunication Services - 1.0%

 Integrated Telecommunication Services - 0.6%

 1,004,000

 British Telecommunications Plc, 2.0%, 6/22/15

 $

 1,011,392

 614,000

 GTP Acquisition Partners I LLC, 4.347%, 6/15/41 (144A)

 627,180

 500,000

 Ooredoo International Finance, Ltd., 3.375%, 10/14/16 (144A)

 516,875

 500,000

 Telefonica Emisiones SAU, 3.992%, 2/16/16

 517,818

 750,000

 Verizon Communications, Inc., 0.7%, 11/2/15

 750,448

 1,285,000

 1.76

 Verizon Communications, Inc., Floating Rate Note, 9/15/16

 1,311,418

 $

 4,735,131

 Wireless Telecommunication Services - 0.4%

 1,000,000

 1.23

 America Movil SAB de CV, Floating Rate Note, 9/12/16

 $

 1,006,863

 500,000

 Crown Castle Towers LLC, 3.214%, 8/15/15 (144A)

 509,038

 275,000

 0.62

 Vodafone Group Plc, Floating Rate Note, 2/19/16

 275,383

 1,155,000

 WCP Wireless Site Funding, 6.829%, 11/15/15 (144A)

 1,189,666

 $

 2,980,950

 Total Telecommunication Services

 $

 7,716,081

 Utilities - 1.0%

 Electric Utilities - 0.9%

 500,000

 American Electric Power Co., Inc., 1.65%, 12/15/17

 $

 502,478

 500,000

 Commonwealth Edison Co., 1.95%, 9/1/16

 509,650

 1,375,000

 Dubai Electricity & Water Authority, 8.5%, 4/22/15 (144A)

 1,414,902

 750,000

 Duke Energy Carolinas LLC, 1.75%, 12/15/16

 764,220

 500,000

 Duke Energy Florida, Inc., 0.65%, 11/15/15

 500,696

 303,000

 0.58

 Duke Energy Indiana, Inc., Floating Rate Note, 7/11/16

 303,689

 411,000

 0.43

 Duke Energy Progress, Inc., Floating Rate Note, 3/6/17

 410,723

 750,000

 0.69

 Electricite de France SA, Floating Rate Note, 1/20/17 (144A)

 752,136

 827,000

 0.55

 Georgia Power Co., Floating Rate Note, 3/15/16

 826,907

 500,000

 0.63

 Georgia Power Co., Floating Rate Note, 8/15/16

 499,995

 341,000

 0.47

 NSTAR Electric Co., Floating Rate Note, 5/17/16

 340,728

 $

 6,826,124

 Independent Power Producers & Energy Traders - 0.1%

 500,000

 PSEG Power LLC, 2.75%, 9/15/16

 $

 514,319

 Total Utilities

 $

 7,340,443

 Government - 0.1%

 Government - 0.1%

 1,000,000

 Banco Nacional de Desenvolvimento Economico e Social, 3.375%, 9/26/16 (144A)

 $

 1,019,500

 Total Government

 $

 1,019,500

 TOTAL CORPORATE BONDS

 (Cost $224,737,076)

 $

 224,974,667

 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 5.8%

 1,882,232

 Fannie Mae, 2.0%, 11/1/23

 $

 1,920,845

 1,250,346

 Fannie Mae, 2.5%, 3/1/28

 1,278,890

 407,783

 Fannie Mae, 2.5%, 6/1/23

 421,626

 1,286,522

 Fannie Mae, 3.0%, 10/1/27

 1,343,734

 1,508,278

 Fannie Mae, 3.0%, 11/1/27

 1,574,921

 699,562

 Fannie Mae, 4.0%, 12/1/19

 743,506

 264,126

 Fannie Mae, 4.5%, 1/1/41

 289,175

 471,581

 Fannie Mae, 4.5%, 5/1/39

 519,956

 791,500

 Fannie Mae, 4.5%, 5/1/39

 876,556

 724,353

 Fannie Mae, 5.0%, 10/1/41

 805,867

 258,507

 Fannie Mae, 5.0%, 11/1/20

 277,803

 10,072

 Fannie Mae, 5.0%, 7/1/15

 10,617

 66,441

 Fannie Mae, 5.5%, 12/1/35

 74,512

 335,941

 Fannie Mae, 5.5%, 8/1/37

 377,634

 270,233

 Fannie Mae, 6.0%, 10/1/22

 295,892

 33,661

 Fannie Mae, 6.0%, 2/1/34

 38,123

 35,810

 Fannie Mae, 6.0%, 4/1/38

 40,600

 265,211

 Fannie Mae, 6.5%, 4/1/29

 303,804

 1,752

 Fannie Mae, 6.5%, 6/1/16

 1,797

 7,366

 Fannie Mae, 6.5%, 7/1/32

 8,586

 17,398

 Fannie Mae, 6.5%, 8/1/17

 18,234

 27,357

 Fannie Mae, 7.0%, 1/1/36

 31,214

 129,902

 Fannie Mae, 7.0%, 10/1/19

 140,739

 43,334

 Fannie Mae, 7.0%, 7/1/17

 45,067

 55,975

 2.60

 Fannie Mae, Floating Rate Note, 1/1/25

 57,249

 103,478

 2.57

 Fannie Mae, Floating Rate Note, 10/1/29

 104,142

 84,645

 2.28

 Fannie Mae, Floating Rate Note, 10/1/29

 86,077

 312,935

 1.90

 Fannie Mae, Floating Rate Note, 10/1/36

 315,213

 87,615

 2.55

 Fannie Mae, Floating Rate Note, 11/1/24

 89,105

 3,250

 2.24

 Fannie Mae, Floating Rate Note, 11/1/25

 3,419

 112,566

 1.52

 Fannie Mae, Floating Rate Note, 11/1/40

 116,010

 51,346

 2.44

 Fannie Mae, Floating Rate Note, 12/1/28

 52,043

 235,847

 4.37

 Fannie Mae, Floating Rate Note, 12/1/36

 252,136

 14,195

 2.45

 Fannie Mae, Floating Rate Note, 2/1/27

 14,264

 1,306

 3.04

 Fannie Mae, Floating Rate Note, 2/1/33

 1,379

 3,244

 2.59

 Fannie Mae, Floating Rate Note, 4/1/28

 3,267

 2,839

 2.36

 Fannie Mae, Floating Rate Note, 4/1/29

 2,859

 49,527

 2.33

 Fannie Mae, Floating Rate Note, 7/1/36

 53,560

 963,369

 Federal Home Loan Mortgage Corp., 2.5%, 10/1/27

 987,343

 231,592

 Federal Home Loan Mortgage Corp., 4.0%, 5/1/24

 246,979

 183,693

 Federal Home Loan Mortgage Corp., 4.5%, 7/1/19

 193,362

 158,840

 Federal Home Loan Mortgage Corp., 4.5%, 7/1/19

 167,197

 107,903

 Federal Home Loan Mortgage Corp., 5.0%, 12/1/39

 119,841

 78,469

 Federal Home Loan Mortgage Corp., 5.0%, 2/1/21

 84,614

 55,207

 Federal Home Loan Mortgage Corp., 5.5%, 8/1/23

 60,377

 7,445

 Federal Home Loan Mortgage Corp., 6.5%, 7/1/16

 7,683

 2,633

 2.48

 Federal Home Loan Mortgage Corp., Floating Rate Note, 1/1/28

 2,803

 334,538

 2.41

 Federal Home Loan Mortgage Corp., Floating Rate Note, 10/1/31

 340,123

 6,270

 2.38

 Federal Home Loan Mortgage Corp., Floating Rate Note, 11/1/31

 6,685

 266,296

 2.53

 Federal Home Loan Mortgage Corp., Floating Rate Note, 12/1/31

 266,768

 17,451

 2.60

 Federal Home Loan Mortgage Corp., Floating Rate Note, 4/1/25

 17,664

 1,991

 2.62

 Federal Home Loan Mortgage Corp., Floating Rate Note, 4/1/29

 2,019

 6,052

 2.17

 Federal Home Loan Mortgage Corp., Floating Rate Note, 5/1/25

 6,075

 4,417

 2.36

 Federal Home Loan Mortgage Corp., Floating Rate Note, 7/1/18

 4,423

 89,174

 2.41

 Federal Home Loan Mortgage Corp., Floating Rate Note, 8/1/31

 92,234

 1,482

 2.38

 Federal Home Loan Mortgage Corp., Floating Rate Note, 8/1/31

 1,525

 410,000

 Federal National Mortgage Association, 0.75%, 8/16/17 (Step)

 410,271

 1,212,297

 Federal National Mortgage Association, 2.0%, 8/1/23

 1,237,159

 1,291,145

 Federal National Mortgage Association, 2.5%, 9/1/22

 1,336,375

 905,771

 Federal National Mortgage Association, 3.0%, 12/1/21

 949,296

 1,187,653

 Federal National Mortgage Association, 4.0%, 1/1/20

 1,262,279

 1,208,491

 Federal National Mortgage Association, 4.0%, 10/1/20

 1,284,581

 1,227,576

 Federal National Mortgage Association, 4.0%, 3/1/21

 1,304,753

 443,768

 Federal National Mortgage Association, 4.0%, 8/1/19

 471,604

 320,489

 Government National Mortgage Association I, 5.0%, 8/15/19

 342,971

 159,388

 Government National Mortgage Association I, 6.0%, 11/15/36

 184,749

 55,472

 Government National Mortgage Association I, 6.0%, 12/15/31

 64,217

 170,377

 Government National Mortgage Association I, 6.0%, 3/15/17

 176,065

 41,836

 Government National Mortgage Association I, 6.5%, 10/15/37

 47,706

 34,667

 Government National Mortgage Association I, 6.5%, 5/15/31

 40,759

 18,856

 Government National Mortgage Association I, 6.5%, 7/15/35

 21,574

 52,177

 Government National Mortgage Association I, 7.5%, 10/15/36

 61,145

 471,360

 Government National Mortgage Association II, 6.0%, 10/20/21

 513,217

 233,086

 Government National Mortgage Association II, 6.0%, 11/20/22

 254,776

 174,242

 Government National Mortgage Association II, 6.0%, 4/20/22

 187,856

 163,766

 Government National Mortgage Association II, 6.0%, 8/20/19

 174,526

 3,000,000

 U.S. Treasury Notes, 1.5%, 8/31/18

 3,034,686

 14,500,000

 U.S. Treasury Notes, 1.75%, 5/31/16

 14,820,584

 TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS

 (Cost $43,003,922)

 $

 43,379,285

 MUNICIPAL BONDS - 0.6%

 Municipal Airport - 0.1%

 475,000

 Massachusetts Port Authority, 5.0%, 7/1/16

 $

 508,212

 Municipal General - 0.4%

 500,000

 City of Pittsburgh Pennsylvania, 0.87%, 9/1/16

 $

 499,355

 500,000

 JobsOhio Beverage System, 0.872%, 1/1/15

 500,325

 250,000

 3.00

 Massachusetts Development Finance Agency, Floating Rate Note, 2/15/36

 257,950

 45,000

 0.00

 South Carolina State Public Service Authority, Floating Rate Note, 6/1/15

 45,000

 845,000

 0.00

 South Carolina State Public Service Authority, Floating Rate Note, 6/1/15

 845,000

 500,000

 State of Ohio, 3.0%, 6/15/15

 507,420

 500,000

 Texas Municipal Gas Acquisition & Supply Corp III, 5.0%, 12/15/15

 520,990

 $

 3,176,040

 Higher Municipal Education - 0.1%

 500,000

 University of California, 0.966%, 5/15/17

 $

 499,900

 TOTAL MUNICIPAL BONDS

 (Cost $4,185,135)

 $

 4,184,152

 SENIOR FLOATING RATE LOAN INTERESTS - 5.7%**

 Energy - 0.4%

 Oil & Gas Equipment & Services - 0.2%

 349,125

 3.75

 77 Energy, Tranche B Loan (First Lien), 6/17/21

 $

 336,251

 991,245

 3.88

 Fieldwood Energy LLC, Closing Date Loan, 9/25/18

 951,595

 $

 1,287,846

 Integrated Oil & Gas - 0.1%

 843,625

 4.00

 Seadrill Operating LP, Initial Term Loan, 2/14/21

 $

 766,644

 Oil & Gas Exploration & Production - 0.1%

 750,000

 5.50

 TPF II Power, LLC, Term Loan, 10/2/21

 $

 756,799

 Coal & Consumable Fuels - 0.0%†

 67,011

 5.50

 Foresight Energy LLC, Term Loan, 8/21/20

 $

 67,430

 Total Energy

 $

 2,878,719

 Materials - 0.4%

 Commodity Chemicals - 0.1%

 525,000

 0.00

 Eco Services Operations, Initial Term Loan, 10/8/21

 $

 526,312

 Specialty Chemicals - 0.2%

 550,000

 0.00

 Huntsman International LLC, 2014-1 Incremental Term Loan, 9/30/21

 $

 548,453

 750,000

 4.00

 MacDermid, Inc., Tranche B Term Loan (First Lien), 6/7/20

 742,312

 72,296

 1.23

 WR Grace & Co-Conn, Delayed Draw Term Loan, 1/23/21

 72,052

 201,418

 3.00

 WR Grace & Co-Conn, U.S. Term Loan, 1/23/21

 200,738

 $

 1,563,555

 Construction Materials - 0.0%†

 210,174

 4.25

 CeramTec Service GmbH, Initial Dollar Term B-1 Loan, 8/30/20

 $

 210,043

 Metal & Glass Containers - 0.1%

 99,750

 5.50

 BWay Intermediate, Initial Term Loan, 8/14/20

 $

 100,186

 350,000

 0.00

 Crown Americas LLC, Term Loan B, 10/22/21

 352,030

 $

 452,216

 Diversified Metals & Mining - 0.0%†

 98,010

 3.75

 Fortescue Metals Group Ltd., Bank Loan, 6/30/19

 $

 92,129

 Steel - 0.0%†

 148,875

 4.50

 TMS International Corp., Term B Loan, 10/2/20

 $

 148,627

 Total Materials

 $

 2,992,882

 Capital Goods - 0.6%

 Aerospace & Defense - 0.2%

 198,251

 3.50

 Alliant Techsystems, Inc., Term B Loan, 10/22/20

 $

 197,879

 531,599

 3.25

 Spirit AeroSystems, Inc., Term Loan B, 9/30/20

 527,479

 853,125

 3.25

 Wesco Aircraft Hardare Corp., Tranche B Term Loan (First Lien), 2/24/21

 842,290

 $

 1,567,648

 Building Products - 0.0%†

 248,125

 5.25

 Norcraft Cos. Inc., Initial Loan, 11/12/20

 $

 248,125

 Construction & Engineering - 0.1%

 319,903

 3.75

 Aecom Technology, Term Loan B, 10/15/21

 $

 321,036

 142,646

 6.75

 International Equipment Solutions LLC, Initial Loan, 8/16/19

 143,003

 $

 464,039

 Electrical Components & Equipment - 0.0%†

 403,224

 3.25

 Southwire Co., Term Loan, 1/31/21

 $

 394,296

 Industrial Conglomerates - 0.1%

 20,850

 4.25

 CeramTec Acquisition Corp., Initial Dollar Term B-2 Loan, 8/30/20

 $

 20,837

 62,826

 4.25

 CeramTec GmbH, Dollar Term B-3 Loan, 8/30/20

 62,787

 497,500

 4.00

 Milacron LLC, Term Loan, 3/12/20

 492,525

 $

 576,149

 Construction & Farm Machinery & Heavy Trucks - 0.1%

 400,000

 5.75

 Navistar, Inc., Tranche B Term Loan, 8/17/17

 $

 404,875

 258,332

 2.98

 Terex Corp., U.S. Term Loan, 8/13/21

 257,363

 $

 662,238

 Industrial Machinery - 0.1%

 400,000

 6.00

 NN, Inc., Term Loan, 8/27/21

 $

 399,750

 500,000

 4.25

 Schaeffler AG, Facility B-USD, 5/15/20

 501,528

 $

 901,278

 Trading Companies & Distributors - 0.0%†

 61,163

 3.75

 WESCO Distribution, Inc., Tranche B-1 Loan, 12/12/19

 $

 61,099

 Total Capital Goods

 $

 4,874,872

 Commercial Services & Supplies - 0.2%

 Environmental & Facilities Services - 0.1%

 957,854

 0.00

 Granite Acquisition, Inc., Term B Loan, 10/15/21

 $

 967,134

 42,146

 0.00

 Granite Acquisition, Inc., Term C Loan, 10/15/21

 42,554

 $

 1,009,688

 Security & Alarm Services - 0.1%

 122,866

 4.00

 Garda World Security Corp., Term B Delayed Draw Loan, 11/8/20

 $

 121,433

 480,295

 4.00

 Garda World Security Corp., Term B Loan, 11/1/20

 474,691

 $

 596,124

 Human Resource & Employment Services - 0.0%†

 171,522

 3.50

 On Assignment, Inc., Initial Term B Loan, 5/15/20

 $

 170,736

 Total Commercial Services & Supplies

 $

 1,776,548

 Transportation - 0.2%

 Airlines - 0.1%

 750,000

 4.25

 American Airlines, Inc., Class B Term, 10/10/21

 $

 751,605

 99,242

 3.50

 Delta Air Lines, Inc., 2014 Term B-1 Loan, 10/18/18

 98,179

 $

 849,784

 Marine - 0.1%

 460,350

 5.25

 Navios Maritime Partners LP, Term Loan, 6/27/18

 $

 463,803

 Total Transportation

 $

 1,313,587

 Automobiles & Components - 0.3%

 Auto Parts & Equipment - 0.2%

 533,333

 6.00

 BBB Industries US, Initial Term Loan,  10/15/21

 $

 530,667

 592,287

 4.50

 MPG Holdco I, Inc., Initial Term Loan, 10/20/21

 595,434

 225,000

 4.25

 TI Group Automotive Systems LLC, Term Loan Facility, 7/1/21

 224,438

 $

 1,350,539

 Automobile Manufacturers - 0.1%

 899,775

 3.50

 Chrysler Group LLC, Term Loan B, 5/24/17

 $

 896,963

 300,000

 6.00

 Crown Group llc, Term Loan (First Lien), 9/30/20

 297,000

 $

 1,193,963

 Total Automobiles & Components

 $

 2,544,502

 Consumer Durables & Apparel - 0.1%

 Housewares & Specialties - 0.0%†

 247,500

 2.91

 Jarden Corp., Tranche B1 Term Loan, 9/30/20

 $

 247,809

 Apparel, Accessories & Luxury Goods - 0.1%

 399,994

 3.25

 PVH Corp., Tranche B Term Loan, 12/19/19

 $

 401,431

 Total Consumer Durables & Apparel

 $

 649,240

 Consumer Services - 0.4%

 Casinos & Gaming - 0.2%

 248,125

 3.25

 Las Vegas Sands LLC, Tranche B-2 Term Loan (First Lien), 12/19/20

 $

 247,948

 343,875

 3.50

 MGM Resorts International, Term B Loan, 12/20/19

 339,827

 925,000

 6.00

 Scientific Games, Initial Term B-2, 10/1/21

 912,426

 $

 1,500,201

 Hotels, Resorts & Cruise Lines - 0.0%†

 389,211

 3.50

 Hilton Worldwide Finance LLC, Initial Term Loan, 9/23/20

 $

 386,048

 Restaurants - 0.1%

 700,000

 4.50

 Burger King Worldwide, Inc., Term Loan B, 9/24/21

 $

 702,685

 Education Services - 0.1%

 396,977

 3.75

 Bright Horizons Family Solutions, Inc., Term B Loan, 1/14/20

 $

 394,397

 Total Consumer Services

 $

 2,983,331

 Media - 0.7%

 Broadcasting - 0.3%

 897,484

 3.75

 Gray Television, Inc., Term Loan (First Lien), 6/10/21

 $

 891,500

 198,992

 3.25

 Quebecor Media, Inc., Facility B-1 Tranche, 8/17/20

 194,080

 440,536

 3.00

 Sinclair Television Group, Inc., New Tranche B Term Loan, 4/19/20

 432,552

 806,849

 4.00

 Tribune Co., Tranche B Term Loan (First Lien), 11/20/20

 804,832

 $

 2,322,964

 Cable & Satellite - 0.3%

 360,000

 0.00

 Charter Communications Operating LLC, Term G Loan, 9/10/21

 $

 363,009

 398,000

 2.63

 Mediacom Illinois LLC, Tranche F Term Loan, 3/31/18

 389,542

 476,177

 3.50

 Ziggo BV, (USD) Tranche B-3 Term Loan, 1/15/22

 469,076

 449,291

 3.25

 Ziggo BV, Tranche B-1 Term Loan (First Lien), 1/15/22

 442,592

 289,532

 3.50

 Ziggo BV, Tranche B-2 Term Loan (First Lien), 1/15/22

 285,215

 $

 1,949,434

 Movies & Entertainment - 0.1%

 247,487

 3.50

 AMC Entertainment, Inc., Initial Term Loan, 4/30/20

 $

 245,724

 150,858

 3.75

 Cinedigm Digital Funding I LLC, Term Loan, 2/28/18

 150,858

 512,820

 3.50

 Live Nation Entertainment, Inc., Term B-1 Loan, 8/17/20

 510,786

 $

 907,368

 Total Media

 $

 5,179,766

 Retailing - 0.1%

 Computer & Electronics Retail - 0.0%†

 547,250

 3.75

 Rent-A-Center, Inc., Term Loan (2014), 2/6/21

 $

 536,305

 Automotive Retail - 0.1%

 597,000

 3.25

 Chrysler Group LLC, Tranche B Term Loan, 12/29/18

 $

 593,866

 Total Retailing

 $

 1,130,171

 Food & Staples Retailing - 0.1%

 Food Retail - 0.1%

 646,754

 4.75

 Albertsons LLC, Term B-2 Loan, 3/21/19

 $

 646,916

 Total Food & Staples Retailing

 $

 646,916

 Food, Beverage & Tobacco - 0.2%

 Agricultural Products - 0.2%

 703,901

 4.50

 Arysta Lifescience SPC LLC, Initial Term Loan (First Lien), 5/29/20

 $

 703,347

 522,375

 3.25

 Darling International, Inc., Term B USD Loan, 12/19/20

 520,899

 $

 1,224,246

 Other Diversified Financial Services - 0.0%†

 198,000

 3.75

 JBS USA LLC, Incremental Term Loan, 9/18/20

 $

 197,381

 Total Food, Beverage & Tobacco

 $

 1,421,627

 Household & Personal Products - 0.2%

 Household Products - 0.0%†

 157,565

 4.50

 Polarpak, Inc., USD Term Loan (Canadian Borrower Portion), 6/7/20

 $

 157,368

 81,881

 4.50

 Polarpak, Inc., USD Term Loan (U.S. Borrower Portion), 6/7/20

 81,778

 $

 239,146

 Personal Products - 0.2%

 947,838

 4.00

 Party City Holdings, Inc., 2014 Replacement Term Loan, 7/27/19

 $

 940,284

 355,000

 4.50

 Prestige Brands, Inc., Term B-2 Loan, 8/18/21

 356,849

 $

 1,297,133

 Total Household & Personal Products

 $

 1,536,279

 Health Care Equipment & Services - 0.4%

 Health Care Equipment - 0.1%

 493,548

 3.25

 Hologic, Inc., Refinancing Tranche B Term Loan, 8/1/19

 $

 492,710

 Health Care Supplies - 0.0%†

 300,000

 4.00

 Halyard Health, Inc., Term Loan, 11/1/21

 $

 301,424

 Health Care Services - 0.2%

 495,000

 2.23

 Fresenius US Finance I, Inc., Tranche B Term Loan, 8/7/19

 $

 493,453

 223,250

 6.50

 Gentiva Health Services, Inc., Initial Term B Loan, 10/10/19

 224,053

 650,575

 4.25

 US Renal Care, Inc., Tranche B-2 Term Loan (First Lien), 7/3/19

 650,169

 $

 1,367,675

 Health Care Facilities - 0.1%

 99,625

 3.49

 CHS, 2017 Term E Loan, 1/25/17

 $

 99,617

 265,533

 4.25

 CHS, 2021 Term D Loan, 1/27/21

 266,488

 296,992

 6.75

 Steward Health Care System LLC, Term Loan, 4/10/20

 295,322

 $

 661,427

 Total Health Care Equipment & Services

 $

 2,823,236

 Pharmaceuticals, Biotechnology & Life Sciences - 0.2%

 Pharmaceuticals - 0.2%

 497,500

 3.25

 Endo Luxembourg Finance I Company Sarl, Tranche B Term Loan (First Lien), 11/5/20

 $

 492,992

 298,500

 3.50

 Mallinckrodt International Finance SA, Initial Term B Loan, 3/6/21

 296,386

 642,545

 4.00

 Par Pharmaceutical Companies, Inc., Term B-2 Loan, 9/28/19

 633,576

 $

 1,422,954

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 1,422,954

 Diversified Financials - 0.2%

 Other Diversified Financial Services - 0.1%

 425,000

 3.50

 Delos Finance SARL, Tranche B Term Loan, 2/27/21

 $

 425,266

 380,000

 4.50

 Fly Funding II Sarl, Term Loan, 8/9/18

 380,475

 $

 805,741

 Specialized Finance - 0.1%

 199,500

 3.25

 SBA Senior Finance II LLC, Incremental Tranche B-1 Term Loan, 3/31/21

 $

 196,944

 Investment Banking & Brokerage - 0.0%†

 146,273

 3.25

 LPL Holdings, Inc., 2013 Incremental Tranche B Term Loan, 3/29/19

 $

 145,175

 Total Diversified Financials

 $

 1,147,860

 Insurance - 0.1%

 Property & Casualty Insurance - 0.1%

 397,000

 5.75

 Hyperion Insurance Group, Ltd., Term Loan, 10/4/19

 $

 396,504

 Total Insurance

 $

 396,504

 Real Estate - 0.1%

 Mortgage REITs - 0.0%†

 197,990

 3.50

 Starwood Property Trust, Inc., Term Loan (First Lien), 4/17/20

 $

 195,020

 Specialized REITs - 0.1%

 494,975

 3.25

 The Geo Group, Inc., Term Loan, 4/3/20

 $

 491,881

 Total Real Estate

 $

 686,901

 Software & Services - 0.3%

 Internet Software & Services - 0.1%

 339,150

 3.75

 Vantiv LLC, Term B Loan, 6/12/21

 $

 338,035

 IT Consulting & Other Services - 0.1%

 199,500

 4.50

 Evergreen Skills Lux Sarl, Initial Term Loan (First Lien), 4/23/21

 $

 197,861

 155,698

 3.91

 SunGard Data Systems, Inc., Tranche C Term Loan, 2/28/17

 155,437

 $

 353,298

 Application Software - 0.0%†

 261,457

 3.50

 Verint Systems, Inc., Tranche B-2 Term Loan (First Lien), 9/6/19

 $

 261,490

 Home Entertainment Software - 0.1%

 650,000

 3.25

 Activision Blizzard, Inc., Term Loan, 7/26/20

 $

 651,581

 400,000

 5.25

 Micro Focus International, Term Loan B, 10/7/21

 391,875

 $

 1,043,456

 Total Software & Services

 $

 1,996,279

 Technology Hardware & Equipment - 0.1%

 Communications Equipment - 0.0%†

 349,125

 3.75

 Ciena Corp., Term Loan, 7/15/19

 $

 347,816

 Electronic Equipment Manufacturers - 0.1%

 500,000

 0.00

 Zebra Technologies, Term Loan B, 9/30/21

 $

 504,875

 Electronic Components - 0.0%†

 247,500

 3.25

 Belden Finance 2013 LP, Initial Term Loan, 9/9/20

 $

 246,572

 Total Technology Hardware & Equipment

 $

 1,099,263

 Semiconductors & Semiconductor Equipment - 0.1%

 Semiconductor Equipment - 0.1%

 650,000

 3.50

 Sensata Technologies B.V., Third Amendment,  10/8/21

 $

 651,219

 Semiconductors - 0.0%†

 394,013

 3.75

 Avago Technologies Ltd., Tranche B Term Loan (First Lien), 4/16/21

 $

 394,470

 Total Semiconductors & Semiconductor Equipment

 $

 1,045,689

 Telecommunication Services - 0.0%†

 Integrated Telecommunication Services - 0.0%†

 225,000

 4.50

 Level 3 Financing, Inc., Tranche B 2022,  1/31/22

 $

 226,205

 Total Telecommunication Services

 $

 226,205

 Utilities - 0.3%

 Electric Utilities - 0.3%

 1,227,473

 4.75

 Atlantic Power LP, Term Loan, 2/20/21

 $

 1,238,213

 669,927

 2.73

 Calpine Construction Finance Co. LP, Term B-2 Loan, 1/3/22

 657,889

 $

 1,896,102

 Independent Power Producers & Energy Traders - 0.0%†

 195,477

 3.75

 NSG Holdings LLC, New Term Loan, 12/11/19

 $

 194,988

 Total Utilities

 $

 2,091,090

 TOTAL SENIOR FLOATING RATE LOAN INTERESTS

 (Cost $42,923,699)

 $

 42,864,421

 TEMPORARY CASH INVESTMENTS - 0.1%

 Certificate of Deposit - 0.1%

 750,000

 0.57

 Skandinaviska Enskilda Banken AB New York NY, Floating Rate Note, 9/21/15

 $

 750,301

 Repurchase Agreement - 0.7%

 5,565,000

 RBC Securities, Inc., 0.10%, dated 8/29/14, repurchase price of 11/28/14, repurchase price of 5,565,000

 $

 5,565,000

 plus accrued interest on 12/1/14 collateralized by the following:

 $716,322 Federal National Mortgage Association, 3 -4%, 11/1/25 - 7/1/44

 $4,959,979 Freddie Mac Giant, 3.5- 4.5%, 11/1/18 -12/1/42

 TOTAL TEMPORARY CASH INVESTMENTS

 (Cost $6,317,259)

 $

 6,315,301

 TOTAL INVESTMENT IN SECURITIES - 98.9%

 (Cost $741,682,615) (a)

 $

 740,524,090

 OTHER ASSETS & LIABILITIES - 1.1%

 $

 7,959,155

 TOTAL NET ASSETS - 100.0%

 $

 748,483,245

 †

 Amount rounds to less than 0.1%.

 (Perpetual)

 Security with no stated maturity date.

 (Step)

 Step up bond issued with an initial coupon rate which converts to a higher rate at a later date.

 (Cat Bond)

 Catastrophe bond is a high-yield debt instrument that is usually insurance linked and meant to raise money in case of a catastrophe.

 (144A)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At November 30, 2014, the value of these securities amounted to $211,741,894 or 28.3% of total net assets.

 REIT

 Real Estate Investment Trust.

 Strips

 Separate trading of Registered interest and principal of securities.

 REMICS

 Real Estate Mortgage Investment Conduits.

 **

 Senior floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major United States banks, (iii) the certificate of deposit rate or (iv) other base lending rates used by commercial lenders. The rate shown is the coupon rate at period end.

 (a)

 At November 30, 2014, the net unrealized depreciation on investments based on cost for federal income tax purposes of $742,966,627 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $

 2,642,071

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

 (5,084,608)

 Net unrealized depreciation

 $

 (2,442,537)

 (b)

 Debt obligation with a variable interest rate. Rate shown is rate at end of period.

 (c)

 Security represents the interest only portion payments on a pool of underlying mortgages or mortgage-backed securities.

 (d)

 Security issued with a zero coupon. Income is earned through accretion of discount.

 (e)

 Security is in default and is non-income producing.

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services or broker-dealers) are categorized as Level 3.

 The following is a summary of the inputs used as of  November 30, 2014, in valuing the Fund’s assets:

 Level 1

  Level 2

 Level 3

 Total

 Preferred Stocks

  $                    -

  $                     -

  $                738,360

  $             738,360

 Asset Backed Securities

                         -

           120,769,095

                              -

           120,769,095

 Collateralized Mortgage Obligations

                         -

           297,298,809

                              -

           297,298,809

 Corporate Bonds

   Insurance

     Reinsurance

                         -

             33,270,815

                 2,574,131

             35,844,946

   All Other Corporate Bonds

                         -

           189,129,721

                              -

           189,129,721

 U.S. Government Agency Obligations

                         -

             43,379,285

                              -

             43,379,285

 Municipal Bonds

                         -

               4,184,152

                              -

               4,184,152

 Senior Floating Rate Loan Interests

                         -

             42,864,421

                              -

             42,864,421

 Certificate of Deposit

                         -

                 750,301

                              -

                 750,301

 Repurchase Agreements

                         -

               5,565,000

                              -

               5,565,000

 Total

  $                      -

  $       737,211,599

  $             3,312,491

  $       740,524,090

 Following is a reconciliation of assets using significant unobservable inputs (Level 3):

 Preferred

 Corporate

 Stocks

 Bonds

 Total

 Balance as of 8/31/14

  $            738,009

  $           2,469,141

  $             3,207,150

 Realized gain (loss)1

                       -

                         -

                            -

 Change in unrealized appreciation (depreciation)2

                 84,531

                 104,990

                    189,521

 Purchases

                       -

                         -

                            -

 Sales

                (84,180)

                         -

                    (84,180)

 Transfers in and out of Level 3**

                       -

                         -

                            -

 Balance as of 11/30/14

  $            738,360

  $           2,574,131

  $             3,312,491

 1

 Realized gain (loss) on these securities is included in the net realized gain (loss) from investments in the Statement of Operations.

 2

 Unrealized appreciation (depreciation) on these securities is included in the change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

 *

 Transfers are calculated on the beginning of period values.  During the period ended November 30, 2014, there were no transfers between Levels 1, 2 and 3.

 Net change in unrealized appreciation (depreciation) of investments still held as of 11/30/14

  $            189,521

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: CERTIFICATIONS I, [identify the certifying individual], certify that: 1. I have reviewed this report on Form N-Q of [identify registrant]; 2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report; 3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed; 4. The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have: (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared; (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles; (c) Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and (d) Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting; and 5. The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions): (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting. Date: [Signature] [Title] Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer Short Term Income Fund By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date January 29, 2015 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date January 29, 2015 By (Signature and Title)* /s/ Mark E. Bradley ----------------- Mark E. Bradley, Treasurer and Chief Accounting and Financial Officer Date January 29, 2015 * Print the name and title of each signing officer under his or her signature.